SunAmerica Specialty Series–AIG Commodity Strategy Fund

PORTFOLIO OF INVESTMENTS – July 31, 2020@ – (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES – 11.1%
Federal Farm Credit Bank – 3.2%
Federal Farm Credit Bank FRS
0.19% (1 ML + 0.01%) due 12/11/2020	$250,000	$250,010
0.19% (SOFR + 0.10%) due 05/07/2021	50,000	49,984
0.22% (1 ML + 0.05%) due 03/01/2021	200,000	200,057
0.25% (1 ML + 0.08%) due 02/01/2021	300,000	300,205

		800,256

Federal Home Loan Bank – 5.0%
2.63% due 10/01/2020	300,000	301,209
Federal Home Loan Bank FRS
0.12% (SOFR + 0.03%) due 11/06/2020	180,000	180,000
0.13% (SOFR + 0.04%) due 08/25/2020	105,000	104,996
0.14% (SOFR + 0.05%) due 01/28/2021	190,000	190,000
0.15% (SOFR + 0.05%) due 01/22/2021	175,000	175,000
0.16% (3 ML – 0.14%) due 01/04/2021	125,000	125,001
0.17% (3 ML – 0.14%) due 12/18/2020	125,000	125,003
0.44% (3 ML – 0.12%) due 11/03/2020	50,000	50,008

		1,251,217

Federal National Mtg. Assoc. – 2.9%
2.88% due 10/30/2020	475,000	478,148
Federal National Mtg. Assoc. FRS 0.17% (SOFR + 0.08%) due 10/30/2020	250,000	249,985

		728,133

Total U.S. Government Agencies (cost $2,776,980)		2,779,606

U.S. GOVERNMENT TREASURIES – 3.4%
United States Treasury Notes FRS – 3.4%
0.22% (3 UTBMM + 0.12%) due 01/31/2021	600,000	600,286
0.24% (3 UTBMM + 0.14%) due 04/30/2021	250,000	250,216

Total U.S. Government Treasuries (cost $849,903)		850,502

COMMON STOCKS – 1.9%
Investment Companies – 1.9%
Uranium Participation Corp.†(1) (cost $473,576)	130,425	478,097

OPTIONS – PURCHASED† – 0.1%
Exchange Traded Purchased Call Options(1)(2)	11	11,770
Exchange Traded Purchased Put Options(1)(3)	2	14,501

Total Options – Purchased (cost $28,917)		26,271

Total Long-Term Investment Securities (cost $4,129,376)		4,134,476

SHORT-TERM INVESTMENT SECURITIES – 65.0%
U.S. Government Agencies – 10.9%
Federal Home Loan Bank FRS
0.11% (SOFR + 0.02%) due 08/19/2020	330,000	329,988
0.11% (3 ML – 0.17%) due 01/08/2021	350,000	350,285
0.12% (SOFR + 0.03%) due 08/05/2020	110,000	109,999
0.12% (1 ML – 0.06%) due 08/13/2020	650,000	649,995
0.14% (1 ML – 0.04%) due 12/17/2020	700,000	700,149
0.19% (3 ML – 0.20%) due 11/16/2020	600,000	599,966

		2,740,382

U.S. Government Treasuries – 54.1%
United States Cash Management Bills
0.11% due 11/17/2020	219,500	219,461
0.11% due 01/05/2021	38,800	38,783
0.14%-0.17% due 10/06/2020	495,200	495,125
0.14% due 12/29/2020	200,000	199,905
0.15% due 10/13/2020	116,700	116,678
0.15% due 10/27/2020	275,000	274,938
0.16% due 10/20/2020	350,000	349,932
0.16% due 12/08/2020	375,000	374,861
0.16% due 12/15/2020	162,900	162,839
0.17% due 11/03/2020	323,300	323,222
0.17% due 12/01/2020	200,000	199,940
United States Treasury Bills
0.09% due 09/01/2020	216,100	216,083
0.10%-0.15% due 09/03/2020(1)(4)	2,049,600	2,049,428
0.10%-0.17% due 09/10/2020	1,050,000	1,049,898
0.11% due 08/06/2020	200,000	199,999
0.11% due 08/20/2020	61,600	61,597
0.11% due 08/27/2020	175,000	174,989
0.11%-0.16% due 10/29/2020	734,200	734,023
0.11% due 11/27/2020	218,400	218,326
0.11% due 01/07/2021	361,200	361,023
0.12% due 08/11/2020	175,000	174,997
0.12% due 08/18/2020	200,000	199,993
0.12%-0.15% due 11/19/2020	575,000	574,823
0.13% due 11/05/2020	177,600	177,556
0.13% due 01/21/2021	352,000	351,820
0.14% due 09/08/2020	275,000	274,973
0.14%-0.18% due 09/17/2020	675,000	674,920
0.14%-0.18% due 09/29/2020	550,000	549,913
0.15% due 10/08/2020	200,000	199,963
0.15% due 11/12/2020	375,000	374,890
0.16%-0.17% due 10/01/2020	475,000	474,922
0.16% due 10/22/2020	124,000	123,973
0.17% due 09/22/2020	546,600	546,524
0.17% due 09/24/2020	350,000	349,949
0.17% due 01/28/2021	175,000	174,909
0.18% due 10/15/2020	200,000	199,958

0.18% due 12/24/2020	300,000	299,878

		13,545,011

Total Short-Term Investment Securities (cost $16,283,721)		16,285,393

REPURCHASE AGREEMENTS – 17.4%
Bank of America Securities LLC Joint Repurchase Agreement(5)	440,000	440,000
Bank of America Securities LLC Joint Repurchase Agreement(1)(5)	545,000	545,000
Barclays Capital, Inc. Joint Repurchase Agreement(5)	310,000	310,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)(5)	385,000	385,000
BNP Paribas SA Joint Repurchase Agreement(5)	280,000	280,000
BNP Paribas SA Joint Repurchase Agreement(1)(5)	350,000	350,000
Deutsche Bank AG Joint Repurchase Agreement(5)	440,000	440,000
Deutsche Bank AG Joint Repurchase Agreement(1)(5)	545,000	545,000
RBS Securities, Inc. Joint Repurchase Agreement(5)	470,000	470,000
RBS Securities, Inc. Joint Repurchase Agreement(1)(5)	575,000	575,000

Total Repurchase Agreements (cost $4,340,000)		4,340,000

TOTAL INVESTMENTS (cost $24,753,097)	98.9%	24,759,869
Other assets less liabilities	1.1	284,721

NET ASSETS	100.0%	$25,044,590

@	Consolidated (see Note 1)
†	Non-income producing security
(1)	The security is owned by the AIG Commodity Strategy Cayman Fund, Ltd., which is a wholly-owned subsidiary of the AIG Commodity Strategy Fund.
(2)	Call Options – Purchased

Exchange Traded Purchased Call Options(a)

Issue	Counterparty	Expiration Month	Strike Price	No. of Contracts	Notional Amount*	Premiums Paid	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Brent Crude	Morgan Stanley & Co.	Dec-20	$50.00	11	$4,859	$13,930	$11,770	$(2,160)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.
(3)	Put Options – Purchased

Exchange Traded Purchased Put Options(a)

Issue	Counterparty	Expiration Month	Strike Price	No. of Contracts	Notional Amount*	Premiums Paid	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Copper	Morgan Stanley & Co.	Dec-20	$6,375.00	2	$145	$14,988	$14,501	$(487)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 3 for details of Joint Repurchase Agreements.

FRS – Floating Rate Security

The rates shown on FRS are the current rates as of July 31, 2020 and unless otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML – 1 Month USD LIBOR

3 ML – 3 Month USD LIBOR

SOFR – Secured Overnight Financing Rate

3 UTBMM – US Treasury 3 Month Bill Money Market Yield

Futures Contracts(a)

Number of Contracts	Type	Description	Expiration Month	Notional Basis**	Notional Value**	Unrealized Appreciation
11	Long	Aluminum Futures	December 2020	$ 423,816	$ 472,588	$48,772
9	Short	Aluminum Futures	December 2020	398,085	386,663	11,422
18	Long	Brent Crude Futures	October 2020	780,300	783,360	3,060
10	Long	Coffee Futures	September 2020	365,982	446,063	80,081
11	Long	Copper Futures	December 2020	1,466,867	1,762,956	296,089
7	Long	Cotton Futures	December 2020	207,380	219,310	11,930
16	Long	Gold Futures	December 2020	2,955,980	3,177,440	221,460
14	Long	Live Cattle Futures	October 2020	591,980	604,100	12,120
8	Long	Low Sulfur Gasoline Futures	September 2020	280,050	294,000	13,950
4	Long	NY Harbor ULSD Futures	September 2020	198,975	205,632	6,657
11	Long	Natural Gas Futures	December 2020	300,419	307,230	6,811
9	Long	Nickel Futures	December 2020	685,263	745,821	60,558
5	Long	Platinum Futures	October 2020	205,995	229,725	23,730
8	Long	Silver Futures	September 2020	723,190	968,640	245,450
2	Long	Soybean Futures	September 2020	87,787	89,025	1,238
23	Long	Soybean Futures	November 2020	1,006,587	1,026,375	19,788
31	Long	Soybean Oil Futures	December 2020	534,642	572,136	37,494
37	Long	Sugar Futures	October 2020	462,090	523,802	61,712
10	Long	Wheat Futures	September 2020	258,200	265,625	7,425
14	Long	Wheat Futures	September 2020	306,625	309,750	3,125
4	Short	Wheat Futures	December 2020	109,200	107,750	1,450
13	Long	WTI Crude Futures	September 2020	369,470	523,510	154,040
5	Long	WTI Crude Futures	October 2020	154,350	202,850	48,500
9	Long	Zinc Futures	December 2020	451,272	522,900	71,628

						$1,448,490

						Unrealized (Depreciation)
1	Short	Copper Futures	December 2020	$ 130,988	$ 160,269	$(29,281)
24	Long	Corn Futures	December 2020	401,000	392,400	(8,600)
8	Long	Gasoline Futures	September 2020	394,574	393,490	(1,084)
9	Long	Lean Hogs Futures	October 2020	183,426	178,650	(4,776)
51	Long	Natural Gas Futures	September 2020	1,015,240	917,490	(97,750)
3	Short	Natural Gas Futures	January 2021	79,380	87,450	(8,070)
30	Long	Soybean Meal Futures	December 2020	892,530	891,900	(630)
5	Short	Zinc Futures	December 2020	287,343	290,500	(3,157)

						$(153,348)

Net Unrealized Appreciation (Depreciation)						$1,295,142

**	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

ULSD – Ultra Low Sulfur Diesel Futures

Over the Counter Total Return Swap Contracts(a)

Swap Counterparty	Notional Amount (000’s)	Maturity Date	Payments Received (Paid) by the Portfolio/Frequency	Total Return Received or Paid by Portfolio/Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan	52	08/31/2020	(0.090)%/Monthly	Bloomberg Commodity Index/Monthly	$–	$–
JPMorgan	7,668	09/30/2020	(0.090)%/Monthly	Bloomberg Commodity Index/Monthly	–	–
JPMorgan	196	10/30/2020	(0.090)%/Monthly	Bloomberg Commodity Index/Monthly	–	–
JPMorgan	108	11/30/2020	(0.090)%/Monthly	Bloomberg Commodity Index/Monthly	–	–
JPMorgan	246	11/30/2020	(0.090)%/Monthly	Bloomberg Commodity Index/Monthly	–	–

					$–	$–

(a)	The security is owned by the AIG Commodity Strategy Cayman Fund, Ltd. which is a wholly-owned subsidiary of the AIG Commodity Strategy Fund.

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Government Agencies	$–	$2,779,606	$–	$2,779,606
U.S. Government Treasuries	–	850,502	–	850,502
Common Stocks	478,097	–	–	478,097
Options-Purchased	26,271	–	–	26,271
Short-Term Investment Securities	–	16,285,393	–	16,285,393
Repurchase Agreements	–	4,340,000	–	4,340,000

Total Investments at Value	$504,368	$24,255,501	$–	$24,759,869

Other Financial Instruments:†
Futures Contracts	$1,448,490	$–	$–	$1,448,490

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$153,348	$–	$–	$153,348

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
@	Consolidated (see Note 1)

See Notes to Portfolio of Investments

SunAmerica Specialty Series–AIG ESG Dividend Fund

PORTFOLIO OF INVESTMENTS – July 31, 2020 – (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS – 98.0%
Advertising Agencies – 1.8%
Omnicom Group, Inc.	11,611	$623,859

Apparel Manufacturers – 2.6%
Hanesbrands, Inc.	64,256	907,937

Auto-Heavy Duty Trucks – 3.0%
Cummins, Inc.	5,416	1,046,696

Beverages-Non-alcoholic – 4.5%
Coca-Cola Co.	14,942	705,860
PepsiCo, Inc.	6,184	851,289

		1,557,149

Building Products-Air & Heating – 2.4%
Johnson Controls International PLC	22,077	849,523

Computers – 3.8%
Hewlett Packard Enterprise Co.	61,576	607,755
HP, Inc.	40,666	714,908

		1,322,663

Consumer Products-Misc. – 6.5%
Clorox Co.	5,620	1,329,186
Kimberly-Clark Corp.	6,123	930,941

		2,260,127

Cosmetics & Toiletries – 5.2%
Colgate-Palmolive Co.	11,691	902,545
Procter & Gamble Co.	7,043	923,478

		1,826,023

Data Processing/Management – 2.4%
Paychex, Inc.	11,514	828,087

Distribution/Wholesale – 5.1%
Fastenal Co.	24,567	1,155,632
KAR Auction Services, Inc.	41,562	628,833

		1,784,465

Diversified Manufacturing Operations – 2.6%
Illinois Tool Works, Inc.	4,906	907,561

Electronic Components-Semiconductors – 2.6%
Texas Instruments, Inc.	7,164	913,768

Finance-Credit Card – 2.3%
Western Union Co.	32,406	786,818

Food-Misc./Diversified – 8.1%
Campbell Soup Co.	18,034	893,945
General Mills, Inc.	16,730	1,058,507
Kellogg Co.	12,741	879,002

		2,831,454

Human Resources – 2.7%
Robert Half International, Inc.	18,842	958,493

Investment Management/Advisor Services – 8.5%
Franklin Resources, Inc.	34,494	726,099
Invesco, Ltd.	50,109	503,094
Legg Mason, Inc.	14,687	734,203
T. Rowe Price Group, Inc.	7,309	1,009,373

		2,972,769

Machinery-Construction & Mining – 2.6%
Caterpillar, Inc.	6,730	894,282

Medical-Biomedical/Gene – 5.5%
Amgen, Inc.	4,053	991,648
Gilead Sciences, Inc.	13,221	919,256

		1,910,904

Medical-Drugs – 2.9%
AbbVie, Inc.	10,686	1,014,208

Networking Products – 2.5%
Cisco Systems, Inc.	18,886	889,531

Office Automation & Equipment – 1.1%
Xerox Holdings Corp.	24,078	400,899

Oil Companies-Exploration & Production – 1.6%
ConocoPhillips	14,758	551,802

Oil-Field Services – 1.8%
Baker Hughes Co.	40,479	627,020

Real Estate Investment Trusts – 2.2%
Iron Mountain, Inc.	27,643	779,256

Retail-Building Products – 2.9%
Home Depot, Inc.	3,785	1,004,880

Retail-Consumer Electronics – 2.9%
Best Buy Co., Inc.	10,239	1,019,702

Semiconductor Components-Integrated Circuits – 2.8%
Maxim Integrated Products, Inc.	14,494	986,896

Toys – 1.8%
Hasbro, Inc.	8,589	624,936

Transport-Services – 3.3%
C.H. Robinson Worldwide, Inc.	12,215	1,144,790

Total Long-Term Investment Securities (cost $32,232,259)		34,226,498

REPURCHASE AGREEMENTS – 2.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 07/31/2020, to be repurchased 08/03/2020 in the amount of $718,000 and collateralized by $689,400 of United States Treasury Notes, bearing interest at 1.75%, due 07/31/2024 and having an approximate value of $732,380 (cost $718,000)	$718,000	718,000

TOTAL INVESTMENTS (cost $32,950,259)	100.1%	34,944,498
Liabilities in excess of other assets	(0.1)	(28,063)

NET ASSETS	100.0%	$34,916,435

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2020 (see Note 2):

	Level 1 – Unadjusted Quoted Prices	Level 2 – Other Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$34,226,498	$–	$–	$34,226,498
Repurchase Agreements	–	718,000	–	718,000

Total Investments at Value	$34,226,498	$718,000	$–	$34,944,498

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Specialty Series–AIG Focused Alpha Large-Cap Fund

PORTFOLIO OF INVESTMENTS – July 31, 2020 – (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS – 98.1%
Aerospace/Defense – 5.3%
BAE Systems PLC ADR	1,344,451	$34,606,169

Agricultural Biotech – 5.0%
Corteva, Inc.	1,135,795	32,438,305

Applications Software – 10.6%
Microsoft Corp.	163,189	33,455,377
ServiceNow, Inc.†	82,256	36,126,835

		69,582,212

Auto-Cars/Light Trucks – 3.8%
General Motors Co.	1,011,819	25,184,175

Banks-Super Regional – 2.2%
Wells Fargo & Co.	597,518	14,495,787

Commercial Services-Finance – 12.5%
PayPal Holdings, Inc.†	243,641	47,770,691
S&P Global, Inc.	96,743	33,884,236

		81,654,927

Cosmetics & Toiletries – 5.4%
Unilever NV	601,746	35,521,066

Diagnostic Equipment – 4.1%
Danaher Corp.	133,369	27,180,602

Diversified Banking Institutions – 3.5%
JPMorgan Chase & Co.	240,470	23,239,021

E-Commerce/Products – 5.8%
Amazon.com, Inc.†	12,013	38,017,301

Electronic Forms – 5.5%
Adobe, Inc.†	80,589	35,807,304

Finance-Credit Card – 4.6%
Visa, Inc., Class A	159,293	30,329,387

Insurance-Property/Casualty – 4.1%
Berkshire Hathaway, Inc., Class B†	135,675	26,562,452

Internet Content-Entertainment – 6.1%
Facebook, Inc., Class A†	156,307	39,650,397

Medical-Drugs – 5.1%
Sanofi ADR	633,978	33,252,146

Medical-HMO – 4.5%
Anthem, Inc.	107,100	29,323,980

Real Estate Investment Trusts – 4.4%
Crown Castle International Corp.	173,495	28,921,616

Retail-Discount – 5.6%
Dollar Tree, Inc.†	392,302	36,621,392

Total Long-Term Investment Securities (cost $493,217,988)		642,388,239

SHORT-TERM INVESTMENT SECURITIES – 0.4%
Registered Investment Companies – 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.20%(1) (cost $2,701,791)	2,700,981	2,701,791

TOTAL INVESTMENTS (cost $495,919,779)	98.5%	645,090,030
Other assets less liabilities	1.5	10,143,305

NET ASSETS	100.0%	$655,233,335

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of July 31, 2020.
ADR	– American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$642,388,239	$–	$–	$642,388,239
Short-Term Investments Securities	2,701,791	–	–	2,701,791

Total Investments at Value	$645,090,030	$–	$–	$645,090,030

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Specialty Series–AIG Focused Growth Fund

PORTFOLIO OF INVESTMENTS - July 31, 2020 - (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS – 98.0%
Applications Software – 13.7%
Microsoft Corp.	200,198	$41,042,592
ServiceNow, Inc.†	96,446	42,359,083

		83,401,675

Auto-Cars/Light Trucks – 8.1%
Tesla, Inc.†	34,500	49,361,220

Commercial Services – 1.7%
CoStar Group, Inc.†	12,000	10,197,120

Commercial Services-Finance – 16.0%
PayPal Holdings, Inc.†	286,368	56,148,174
S&P Global, Inc.	118,644	41,555,061

		97,703,235

Consulting Services – 0.4%
Gartner, Inc.†	18,000	2,243,520

Diagnostic Equipment – 5.4%
Danaher Corp.	160,514	32,712,753

Diagnostic Kits – 2.2%
IDEXX Laboratories, Inc.†	33,500	13,324,625

E-Commerce/Products – 7.7%
Amazon.com, Inc.†	14,758	46,704,347

E-Commerce/Services – 1.0%
Zillow Group, Inc., Class A†	92,825	6,320,454

Electronic Forms – 6.9%
Adobe, Inc.†	94,721	42,086,435

Enterprise Software/Service – 1.4%
Guidewire Software, Inc.†	70,000	8,236,200

Finance-Credit Card – 6.3%
Visa, Inc., Class A	202,938	38,639,395

Finance-Investment Banker/Broker – 1.1%
Charles Schwab Corp.	201,000	6,663,150

Hotels/Motels – 2.4%
Hyatt Hotels Corp., Class A	309,000	14,832,000

Insurance-Property/Casualty – 1.6%
Arch Capital Group, Ltd.†	217,000	6,672,750
Kinsale Capital Group, Inc.	15,000	2,923,500

		9,596,250

Internet Content-Entertainment – 7.2%
Facebook, Inc., Class A†	173,162	43,926,005

Multimedia – 2.3%
FactSet Research Systems, Inc.	40,000	13,852,000

Professional Sports – 0.6%
Manchester United PLC, Class A	260,000	3,637,400

Racetracks – 1.0%
Penn National Gaming, Inc.†	175,000	5,923,750

Real Estate Investment Trusts – 6.9%
American Homes 4 Rent, Class A	100,000	2,900,000
Crown Castle International Corp.	220,545	36,764,852
Gaming and Leisure Properties, Inc.	66,777	2,417,995

		42,082,847

Resorts/Theme Parks – 3.0%
Marriott Vacations Worldwide Corp.	33,850	2,865,741
Vail Resorts, Inc.	81,000	15,554,430

		18,420,171

Satellite Telecom – 0.7%
Iridium Communications, Inc.†	166,500	4,560,435

Veterinary Diagnostics – 0.4%
Neogen Corp.†	32,500	2,495,025

TOTAL INVESTMENTS (cost $368,413,688)	98.0%	596,920,012
Other assets less liabilities	2.0	12,069,788

NET ASSETS	100.0%	$608,989,800

†	Non-income producing security

The following is a summary of the inputs used to value the Fund’s net assets as of July 31,2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$596,920,012	$–	$–	$596,920,012

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Specialty Series–AIG Income Explorer Fund

PORTFOLIO OF INVESTMENTS – July 31, 2020 – (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS – 60.0%
Advertising Agencies – 1.4%
Interpublic Group of Cos., Inc.	16,425	$296,471
Omnicom Group, Inc.	4,598	247,051

		543,522

Aerospace/Defense – 0.4%
Raytheon Technologies Corp.	2,591	146,858

Apparel Manufacturers – 0.9%
Hanesbrands, Inc.	25,301	357,503

Building Products-Cement – 1.1%
Anhui Conch Cement Co., Ltd.	55,500	419,758

Capacitors – 0.9%
Walsin Technology Corp.	61,000	363,102

Cellular Telecom – 0.6%
Softbank Corp.	18,200	243,934

Chemicals-Diversified – 1.4%
LyondellBasell Industries NV, Class A	4,014	250,955
Mitsubishi Chemical Holdings Corp.	50,000	269,754

		520,709

Computer Services – 0.9%
International Business Machines Corp.	2,803	344,601

Computers – 1.5%
Hewlett Packard Enterprise Co.	26,340	259,976
HP, Inc.	18,323	322,118

		582,094

Computers-Memory Devices – 0.8%
Seagate Technology PLC	6,367	287,916

Containers-Paper/Plastic – 0.6%
WestRock Co.	9,193	246,924

Cosmetics & Toiletries – 1.0%
Unilever NV	6,195	366,694

Diversified Manufacturing Operations – 0.8%
3M Co.	1,994	300,037

Diversified Minerals – 0.9%
BHP Group PLC	15,854	345,776

Food-Misc./Diversified – 2.3%
General Mills, Inc.	7,598	480,726
Kraft Heinz Co.	11,845	407,231

		887,957

Home Decoration Products – 0.9%
Newell Brands, Inc.	20,422	334,921

Human Resources – 0.7%
Adecco Group AG	5,922	281,552

Investment Management/Advisor Services – 1.3%
Franklin Resources, Inc.	14,367	302,425
Invesco, Ltd.	21,004	210,880

		513,305

Medical-Drugs – 4.1%
AbbVie, Inc.	4,204	399,002
Bayer AG	3,393	225,920
GlaxoSmithKline PLC	12,906	259,174
Pfizer, Inc.	9,605	369,600
Takeda Pharmaceutical Co., Ltd.	9,000	320,206

		1,573,902

Medical-Wholesale Drug Distribution – 1.0%
Cardinal Health, Inc.	7,001	382,395

Metal-Diversified – 1.6%
MMC Norilsk Nickel PJSC ADR	11,939	315,356
Rio Tinto, Ltd.	4,304	313,455

		628,811

Metal-Iron – 0.8%
Fortescue Metals Group, Ltd.	23,888	296,931

Networking Products – 1.0%
Cisco Systems, Inc.	8,177	385,137

Oil Companies-Exploration & Production – 0.7%
CNOOC, Ltd.	249,000	263,782

Oil Companies-Integrated – 2.6%
China Petroleum & Chemical Corp.	652,000	277,631
Eni SpA	24,777	221,605
Lukoil PJSC ADR	3,793	259,760
TOTAL SE	6,223	231,050

		990,046

Oil-Field Services – 1.0%
Baker Hughes Co.	24,038	372,349

Real Estate Investment Trusts – 19.9%
Agree Realty Corp.	2,085	139,632
Alexandria Real Estate Equities, Inc.	911	161,748
American Campus Communities, Inc.	3,108	110,769
American Homes 4 Rent, Class A	5,570	161,530
American Tower Corp.	666	174,086
Apartment Investment & Management Co., Class A	2,803	108,812
Apple Hospitality REIT, Inc.	8,963	79,054
Armada Hoffler Properties, Inc.	7,652	73,765
Camden Property Trust	1,355	123,048
CareTrust REIT, Inc.	7,002	126,176
Clipper Realty, Inc.	14,215	94,956
Columbia Property Trust, Inc.	7,071	84,569
CoreSite Realty Corp.	1,274	164,410
Crown Castle International Corp.	1,070	178,369
CubeSmart	4,733	140,428
CyrusOne, Inc.	2,329	194,285
DiamondRock Hospitality Co.	13,137	60,693
Digital Realty Trust, Inc.	1,249	200,514
Douglas Emmett, Inc.	3,349	97,590
Duke Realty Corp.	4,180	167,994
Easterly Government Properties, Inc.	6,285	153,668
Empire State Realty Trust, Inc., Class A	10,406	68,680
EPR Properties	2,092	59,894
Equinix, Inc.	259	203,439
Equity LifeStyle Properties, Inc.	2,042	139,509
Equity Residential	1,763	94,550
Extra Space Storage, Inc.	1,396	144,263
First Industrial Realty Trust, Inc.	3,493	153,413
Four Corners Property Trust, Inc.	5,233	131,872
Gaming and Leisure Properties, Inc.	3,496	126,590
GEO Group, Inc.	9,254	98,370
Healthcare Trust of America, Inc., Class A	4,930	136,117
Host Hotels & Resorts, Inc.	7,926	85,442
Hudson Pacific Properties, Inc.	4,012	94,563
Invitation Homes, Inc.	4,920	146,714
Iron Mountain, Inc.	4,478	126,235
Kimco Realty Corp.	7,036	78,451

Lamar Advertising Co., Class A	1,659	109,046
Mid-America Apartment Communities, Inc.	1,099	130,990
Monmouth Real Estate Investment Corp.	9,647	139,206
National Health Investors, Inc.	1,821	112,902
National Retail Properties, Inc.	2,768	98,126
Omega Healthcare Investors, Inc.	3,488	112,941
Outfront Media, Inc.	5,572	80,293
Physicians Realty Trust	7,793	140,586
Prologis, Inc.	1,623	171,097
QTS Realty Trust, Inc., Class A	2,768	199,158
Realty Income Corp.	1,965	117,998
Rexford Industrial Realty, Inc.	3,144	147,548
SBA Communications Corp.	604	188,170
Simon Property Group, Inc.	991	61,789
STAG Industrial, Inc.	4,664	152,046
STORE Capital Corp.	3,848	91,159
Sun Communities, Inc.	934	140,035
Sunstone Hotel Investors, Inc.	10,082	75,413
Terreno Realty Corp.	2,648	160,893
UDR, Inc.	3,104	112,365
Uniti Group, Inc.	19,132	189,407
Ventas, Inc.	2,580	98,969
Welltower, Inc.	1,824	97,693

		7,612,028

Real Estate Operations & Development – 0.8%
Country Garden Holdings Co., Ltd.	246,000	313,262

Semiconductor Equipment – 1.1%
Globalwafers Co., Ltd.	30,000	428,468

Telephone-Integrated – 3.1%
AT&T, Inc.	9,744	288,227
CenturyLink, Inc.	27,686	267,170
Telefonica SA	57,692	241,420
Verizon Communications, Inc.	6,520	374,770

		1,171,587

Tobacco – 3.9%
Altria Group, Inc.	7,430	305,744
British American Tobacco PLC	8,889	294,999
Imperial Brands PLC	15,622	262,131
Japan Tobacco, Inc.	16,300	280,465
Philip Morris International, Inc.	4,359	334,815

		1,478,154

Total Common Stocks (cost $25,168,310)		22,984,015

PREFERRED SECURITIES – 39.3%
Banks-Commercial – 3.8%
First Citizens BancShares, Inc. Series A 5.38%	12,100	305,525
First Republic Bank Series G 5.50%	9,000	233,460
First Republic Bank Series H 5.13%	10,000	264,600
First Republic Bank Series I 5.50%	9,500	260,110
Truist Financial Corp. Series F 5.20%	11,500	292,100
Truist Financial Corp. FRS (3ML+0.53%) Series I 4.00%	5,000	125,750

		1,481,545

Banks-Fiduciary – 3.0%
Bank of New York Mellon Corp. 5.20%	11,000	281,160
Northern Trust Corp. Series E 4.70%	11,000	297,990
State Street Corp. Series D 5.90%	10,000	273,800
State Street Corp. Series G 5.35%	10,000	284,000

		1,136,950

Banks-Super Regional – 4.1%
PNC Financial Services Group, Inc. Series Q 5.38%	11,000	278,630
US Bancorp FRS (3ML+0.60%) Series B 3.50%	12,000	259,200
US Bancorp Series K 5.50%	10,300	283,147
Wells Fargo & Co. Series Z 4.75%	9,000	219,600
Wells Fargo & Co. Series R 6.63%	10,900	292,011
Wells Fargo & Co. Series Q 5.85%	9,000	227,070

		1,559,658

Closed-End Funds – 1.5%
Gabelli Equity Trust, Inc. Series K 5.00%	11,000	287,870
Highland Income Fund Series A 5.38%	11,200	275,520

		563,390

Diversified Banking Institutions – 4.1%
Bank of America Corp. Series LL 5.00%	10,200	273,258
Bank of America Corp. Series KK 5.38%	11,000	299,750
Bank of America Corp. Series HH 5.88%	7,000	192,710
GMAC Capital Trust I VRS Series 2 6.18%(1)	13,200	317,724
JPMorgan Chase & Co. Series DD 5.75%	10,500	292,740

JPMorgan Chase & Co. Series GG 4.75%	7,000	189,770

		1,565,952

Electric-Generation – 0.8%
Brookfield Renewable Partners LP Series 17 5.25%	11,600	297,308

Electric-Integrated – 2.1%
Duke Energy Corp. Series A 5.75%	10,500	299,355
NextEra Energy Capital Holdings, Inc. Series I 5.13%	10,000	254,100
PPL Capital Funding, Inc. Series B 5.90%	10,000	257,300

		810,755

Finance-Investment Banker/Broker – 1.5%
Charles Schwab Corp. Series D 5.95%	11,000	292,050
Charles Schwab Corp. Series C 6.00%	11,000	283,360

		575,410

Finance-Leasing Companies – 0.8%
Air Lease Corp. Series A 6.15%	13,500	297,000

Gas-Distribution – 0.8%
Spire, Inc. Series A 5.90%	11,000	300,300

Insurance-Life/Health – 2.0%
Athene Holding, Ltd. Series B 5.63%	8,000	198,080
Athene Holding, Ltd. Series A 6.35%	10,000	260,600
Prudential PLC 6.50%	11,000	305,800

		764,480

Insurance-Multi-line – 4.1%
Aegon NV FRS (3 ML+0.88%) Series 1 4.00%	9,800	236,964
Allstate Corp. 5.10%	11,000	298,760
Allstate Corp. Series I 4.75%	10,300	276,246
Hartford Financial Services Group, Inc. Series G 6.00%	10,900	309,560
MetLife, Inc. FRS (3 ML+1.00%) Series A 4.00%	12,000	293,760
MetLife, Inc. Series E 5.63%	6,000	167,760

		1,583,050

Insurance-Property/Casualty – 1.5%
Arch Capital Group, Ltd. Series E 5.25%	11,000	280,280
Arch Capital Group, Ltd. Series F 5.45%	11,000	289,740

		570,020

Insurance-Reinsurance – 3.0%
Axis Capital Holdings, Ltd. Series E 5.50%	11,200	286,720
PartnerRe, Ltd. Series I 5.88%	10,800	275,292
Reinsurance Group of America, Inc. 6.20%	11,400	307,230
RenaissanceRe Holdings, Ltd. Series F 5.75%	10,000	274,100

		1,143,342

Investment Companies – 1.2%
Oaktree Capital Group LLC Series A 6.63%	8,500	230,520
Oaktree Capital Group LLC Series B 6.55%	8,800	236,544

		467,064

Investment Management/Advisor Services – 0.7%
Ares Management Corp. Series A 7.00%	11,000	288,420

Office Automation & Equipment – 0.4%
Pitney Bowes, Inc. 6.70%	9,000	153,180

Pipelines – 1.7%
Energy Transfer Operating LP Series D 7.63%	6,940	127,904
Energy Transfer Operating LP Series E 7.60%	8,130	154,633
Energy Transfer Partners LP Series C 7.38%	4,610	83,764
NGL Energy Partners LP Series B 9.00%	20,000	277,400

		643,701

Private Equity – 1.5%
Apollo Global Management, Inc. Series B 6.38%	11,000	302,830
KKR & Co, Inc. Series A 6.75%	10,400	274,872

		577,702

Real Estate Investment Trusts – 0.7%
PS Business Parks, Inc. Series Z 4.88%	5,000	127,150

Public Storage Series B 5.40%	6,000	154,920

		282,070

Total Preferred Securities (cost $15,045,961)		15,061,297

TOTAL INVESTMENTS (cost $40,214,271)	99.3%	38,045,312
Other assets less liabilities	0.7	273,247

NET ASSETS	100.0%	$38,318,559

(1)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

ADR	– American Depositary Receipt
FRS	– Floating Rate Security
VRS	– Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at July 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3 ML – 3 Month USD LIBOR

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$15,887,830	$7,096,185	**	$–	$22,984,015
Preferred Securities	15,061,297	–		–	15,061,297

Total Investments at Value	$30,949,127	$7,096,185		$–	$38,045,312

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Portfolio of Investments

SunAmerica Specialty Series–AIG Small-Cap Fund

PORTFOLIO OF INVESTMENTS – July 31, 2020 – (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS – 94.8%
Advanced Materials – 0.0%
Haynes International, Inc.	105	$1,928
Lydall, Inc.†	144	2,332
Materion Corp.	171	9,819

		14,079

Advertising Sales – 0.0%
Boston Omaha Corp., Class A†	95	1,510
National CineMedia, Inc.	525	1,297

		2,807

Advertising Services – 0.0%
Fluent, Inc.†	353	642

Aerospace/Defense – 0.1%
AeroVironment, Inc.†	183	14,009
Kratos Defense & Security Solutions, Inc.†	892	16,065
National Presto Industries, Inc.	43	3,672
Park Aerospace Corp.	158	1,703

		35,449

Aerospace/Defense-Equipment – 0.2%
AAR Corp.	283	4,873
Aerojet Rocketdyne Holdings, Inc.†	619	25,534
Astronics Corp.†	195	1,696
Barnes Group, Inc.	396	14,601
Ducommun, Inc.†	91	3,271
Kaman Corp.	233	9,201
Moog, Inc., Class A	251	13,484
Triumph Group, Inc.	434	2,943

		75,603

Agricultural Chemicals – 0.0%
Intrepid Potash, Inc.†	802	727
Marrone Bio Innovations, Inc.†	568	630

		1,357

Agricultural Operations – 0.1%
Alico, Inc.	44	1,328
Andersons, Inc.	263	3,740
Cadiz, Inc.†	168	1,784
Fresh Del Monte Produce, Inc.	262	5,916
Limoneira Co.	137	1,847
Phibro Animal Health Corp., Class A	172	3,989
Tejon Ranch Co.†	177	2,540

		21,144

Airlines – 0.1%
Allegiant Travel Co.	110	12,323
Hawaiian Holdings, Inc.	384	4,566
Mesa Air Group, Inc.†	248	769
SkyWest, Inc.	416	10,945
Spirit Airlines, Inc.†	729	11,525

		40,128

Apparel Manufacturers – 0.2%
Deckers Outdoor Corp.†	236	49,383
Kontoor Brands, Inc.	434	8,315
Lakeland Industries, Inc.†	65	1,538
Oxford Industries, Inc.	138	5,926
Superior Group of Cos., Inc.	91	1,752

		66,914

Appliances – 0.1%
Hamilton Beach Brands Holding Co., Class A	58	881
iRobot Corp.†	233	16,937

		17,818

Applications Software – 0.2%
Agilysys, Inc.†	153	3,207
Appfolio, Inc., Class A†	135	18,795
Brightcove, Inc.†	329	3,481
Cerence, Inc.†	310	12,295
Digi International, Inc.†	242	2,933
Ebix, Inc.	222	4,896
GTY Technology Holdings, Inc.†	374	1,215
Immersion Corp.†	150	1,012
Majesco†	63	822
Model N, Inc.†	287	11,038
Park City Group, Inc.†	104	454
PDF Solutions, Inc.†	244	5,998
Sprout Social, Inc., Class A†	67	1,936
Verra Mobility Corp.†	1,128	11,539

		79,621

Athletic Equipment – 0.2%
Clarus Corp.	197	2,360
Fox Factory Holding Corp.†	325	28,925
Nautilus, Inc.†	250	2,608
Vista Outdoor, Inc.†	492	8,438
YETI Holdings, Inc.†	625	30,556

		72,887

Audio/Video Products – 0.6%
Daktronics, Inc.	311	1,297
Pixelworks, Inc.†	320	1,020
Sonos, Inc.†	670	10,720
Universal Electronics, Inc.†	4,255	196,028
VOXX International Corp.†	167	1,089

		210,154

Auto Repair Centers – 0.0%
Monro, Inc.	278	15,651

Auto-Heavy Duty Trucks – 0.1%
Blue Bird Corp.†	130	1,629
Navistar International Corp.†	421	13,484
REV Group, Inc.	232	1,508
Workhorse Group, Inc.†	534	8,288

		24,909

Auto-Truck Trailers – 0.0%
Wabash National Corp.	446	5,080

Auto/Truck Parts & Equipment-Original – 1.2%
Adient PLC†	742	12,347
American Axle & Manufacturing Holdings, Inc.†	948	6,693
Cooper-Standard Holdings, Inc.†	141	1,510
Dana, Inc.	1,220	13,944
Dorman Products, Inc.†	225	18,394
Gentherm, Inc.†	276	10,700
Meritor, Inc.†	585	13,309
Methode Electronics, Inc.	306	8,629
Miller Industries, Inc.	94	2,665
Modine Manufacturing Co.†	418	2,274
Shyft Group, Inc.	16,067	303,345
Telenav, Inc.†	279	1,447

Tenneco, Inc., Class A†	430	3,186
Visteon Corp.†	234	16,991

		415,434

Auto/Truck Parts & Equipment-Replacement – 1.2%
Douglas Dynamics, Inc.	5,418	191,526
Motorcar Parts of America, Inc.†	158	2,630
Standard Motor Products, Inc.	5,578	253,688
XPEL, Inc.†	141	2,373

		450,217

B2B/E-Commerce – 0.0%
ePlus, Inc.†	112	8,348

Banks-Commercial – 4.6%
1st Constitution Bancorp	76	939
1st Source Corp.	138	4,571
ACNB Corp.	71	1,463
Alerus Financial Corp.	126	2,442
Allegiance Bancshares, Inc.	160	3,902
Altabancorp	134	2,513
Amalgamated Bank, Class A	111	1,282
American National Bankshares, Inc.	90	1,976
Ameris Bancorp	559	12,899
Ames National Corp.	74	1,369
Arrow Financial Corp.	108	2,948
Atlantic Capital Bancshares, Inc.†	176	1,760
Atlantic Union Bankshares Corp.	657	14,828
Auburn National Bancorporation, Inc.	20	910
BancFirst Corp.	158	6,882
Bancorp, Inc.†	435	4,102
BancorpSouth Bank	835	17,477
Bank First Corp.	53	3,297
Bank of Commerce Holdings	134	1,012
Bank of Marin Bancorp	112	3,518
Bank of N.T. Butterfield & Son, Ltd.	438	11,401
Bank of Princeton	48	864
Bank7 Corp.	24	238
BankUnited, Inc.	774	15,588
Bankwell Financial Group, Inc.	56	834
Banner Corp.	293	10,381
Bar Harbor Bankshares	130	2,584
Baycom Corp.†	98	1,007
BCB Bancorp, Inc.	123	990
Bogota Financial Corp.†	49	387
Bridge Bancorp, Inc.	141	2,551
Bridgewater Bancshares, Inc.†	186	1,728
Bryn Mawr Bank Corp.	166	4,323
Business First Bancshares, Inc.	103	1,405
Byline Bancorp, Inc.	205	2,657
C&F Financial Corp.	29	851
Cadence BanCorp	1,058	8,263
California Bancorp, Inc.†	64	839
Cambridge Bancorp	54	2,926
Camden National Corp.	124	3,930
Capital Bancorp, Inc.†	67	712
Capital City Bank Group, Inc.	113	2,128
Capstar Financial Holdings, Inc.	135	1,370
Carter Bank & Trust	191	1,347
Cathay General Bancorp	640	15,475
CB Financial Services, Inc.	42	727
CBTX, Inc.	149	2,353
Central Pacific Financial Corp.	231	3,594
Central Valley Community Bancorp	89	1,169
Century Bancorp, Inc., Class A	24	1,671
Chemung Financial Corp.	30	810
ChoiceOne Financial Services, Inc.	58	1,653
CIT Group, Inc.	832	15,783
Citizens & Northern Corp.	113	2,000
Citizens Holding Co.	39	841
City Holding Co.	133	8,307
Civista Bancshares, Inc.	133	1,746
CNB Financial Corp.	125	2,041
Coastal Financial Corp.†	77	1,029
Codorus Valley Bancorp, Inc.	79	928
Colony Bankcorp, Inc.	65	694
Columbia Banking System, Inc.	605	17,503
Community Bank System, Inc.	433	24,348
Community Financial Corp.	44	991
Community Trust Bancorp, Inc.	131	4,010
ConnectOne Bancorp, Inc.	313	4,316
County Bancorp, Inc.	42	780
CrossFirst Bankshares, Inc.†	404	3,705
Customers Bancorp, Inc.†	242	2,868
CVB Financial Corp.	1,090	19,696
Delmar Bancorp	83	483
Eagle Bancorp, Inc.	270	8,122
Enterprise Bancorp, Inc.	76	1,634
Enterprise Financial Services Corp.	203	5,899
Equity Bancshares, Inc., Class A†	122	1,725
Esquire Financial Holdings, Inc.†	57	886
Evans Bancorp, Inc.	40	882
Farmers & Merchants Bancorp, Inc.	85	1,827
Farmers National Banc Corp.	219	2,367
FB Financial Corp.	150	3,812
Fidelity D&D Bancorp, Inc.	33	1,507
Financial Institutions, Inc.	134	1,979
First Bancorp, Inc.	85	1,712
First Bancorp/North Carolina	242	5,000
First BanCorp/Puerto Rico	1,815	9,874
First Bancshares, Inc.	174	3,464
First Bank	139	908
First Busey Corp.	425	7,267
First Business Financial Services, Inc.	69	1,026
First Choice Bancorp	87	1,316
First Commonwealth Financial Corp.	823	6,477
First Community Bankshares, Inc.	146	2,856
First Community Corp.	60	804
First Financial Bancorp	818	11,382
First Financial Bankshares, Inc.	1,089	32,583
First Financial Corp.	113	3,778
First Foundation, Inc.	333	5,118
First Guaranty Bancshares, Inc.	31	365
First Internet Bancorp	80	1,172
First Interstate BancSystem, Inc., Class A	358	10,421
First Merchants Corp.	455	11,116
First Mid Bancshares, Inc.	123	3,002
First Midwest Bancorp, Inc.	961	11,662
First Northwest Bancorp	76	779

First of Long Island Corp.	192	2,863
First United Corp.	57	616
Flagstar Bancorp, Inc.	301	9,445
FNCB Bancorp, Inc.	144	805
Franklin Financial Network, Inc.	117	3,089
Franklin Financial Services Corp.	35	844
Fulton Financial Corp.	1,353	13,124
FVCBankcorp, Inc.†	100	986
German American Bancorp, Inc.	208	5,916
Glacier Bancorp, Inc.	808	28,530
Great Southern Bancorp, Inc.	93	3,355
Great Western Bancorp, Inc.	466	6,058
Guaranty Bancshares, Inc.	59	1,599
Hancock Whitney Corp.	727	13,857
Hanmi Financial Corp.	258	2,381
HarborOne Bancorp, Inc.	446	3,862
Hawthorn Bancshares, Inc.	49	809
HBT Financial, Inc.	83	998
Heartland Financial USA, Inc.	293	9,153
Heritage Commerce Corp.	490	3,322
Heritage Financial Corp.	304	5,750
Hilltop Holdings, Inc.	608	11,838
Home BancShares, Inc.	1,290	21,066
HomeStreet, Inc.	193	5,103
Hope Bancorp, Inc.	990	8,346
Horizon Bancorp, Inc.	361	3,650
Howard Bancorp, Inc.†	111	1,056
Independent Bank Corp.	277	17,872
Independent Bank Corp.	178	2,486
International Bancshares Corp.	450	13,689
Investar Holding Corp.	86	1,146
Kearny Financial Corp.	676	5,435
Lakeland Bancorp, Inc.	411	4,184
Lakeland Financial Corp.	205	9,073
Landmark Bancorp, Inc.	32	659
LCNB Corp.	103	1,290
Level One Bancorp, Inc.	43	695
Limestone Bancorp, Inc.†	43	455
Live Oak Bancshares, Inc.	237	4,031
Luther Burbank Corp.	156	1,493
Macatawa Bank Corp.	221	1,591
Mackinac Financial Corp.	75	683
MainStreet Bancshares, Inc.†	60	776
Mercantile Bank Corp.	133	2,832
Merchants Bancorp	74	1,364
Meridian Corp.†	45	676
Meta Financial Group, Inc.	9,879	184,342
Metrocity Bankshares, Inc.	146	1,968
Metropolitan Bank Holding Corp.†	59	1,745
Mid Penn Bancorp, Inc.	59	1,134
Middlefield Banc Corp.	50	882
Midland States Bancorp, Inc.	185	2,607
MidWestOne Financial Group, Inc.	124	2,242
MVB Financial Corp.	83	1,097
National Bankshares, Inc.	54	1,354
NBT Bancorp, Inc.	359	10,695
Nicolet Bankshares, Inc.†	79	4,426
Northeast Bank	65	1,238
Northrim BanCorp, Inc.	53	1,220
Norwood Financial Corp.	49	1,187
Oak Valley Bancorp	58	742
OFG Bancorp	427	5,585
Ohio Valley Banc Corp.	36	709
Old National Bancorp	1,383	19,348
Old Second Bancorp, Inc.	243	2,022
OP Bancorp	103	641
Origin Bancorp, Inc.	185	4,392
Orrstown Financial Services, Inc.	92	1,251
Park National Corp.	121	10,377
PCB Bancorp	105	966
PCSB Financial Corp.	125	1,390
Peapack-Gladstone Financial Corp.	154	2,507
Penns Woods Bancorp, Inc.	58	1,172
Peoples Bancorp of North Carolina, Inc.	38	629
Peoples Bancorp, Inc.	156	3,131
Peoples Financial Services Corp.	59	2,119
Pioneer Bancorp, Inc.†	98	853
Plumas Bancorp	39	814
Preferred Bank	5,241	195,227
Premier Financial Bancorp, Inc.	110	1,166
Provident Bancorp, Inc.	73	573
QCR Holdings, Inc.	125	3,735
RBB Bancorp	140	1,792
Red River Bancshares, Inc.	42	1,682
Reliant Bancorp, Inc.	129	1,903
Renasant Corp.	459	10,663
Republic Bancorp, Inc., Class A	82	2,478
Republic First Bancorp, Inc.†	383	892
Richmond Mutual BanCorp, Inc.	104	1,199
S&T Bancorp, Inc.	326	7,009
Salisbury Bancorp, Inc.	21	765
Sandy Spring Bancorp, Inc.	388	8,971
SB Financial Group, Inc.	60	745
SB One Bancorp	68	1,259
Seacoast Banking Corp. of Florida†	435	8,213
Select Bancorp, Inc.†	134	1,047
ServisFirst Bancshares, Inc.	411	15,038
Shore Bancshares, Inc.	105	973
Sierra Bancorp	118	2,074
Silvergate Capital Corp., Class A†	130	1,777
Simmons First National Corp., Class A	913	15,147
SmartFinancial, Inc.	118	1,683
South Plains Financial, Inc.	89	1,189
South State Corp.	590	28,119
Southern First Bancshares, Inc.†	61	1,488
Southern National Bancorp of Virginia, Inc.	167	1,406
Southside Bancshares, Inc.	267	7,396
Spirit of Texas Bancshares, Inc.†	114	1,328
Standard AVB Financial Corp.	33	662
Sterling Bancorp, Inc.	138	421
Stock Yards Bancorp, Inc.	172	6,723
Summit Financial Group, Inc.	95	1,429
Texas Capital Bancshares, Inc.†	427	14,185
Tompkins Financial Corp.	121	7,808
Towne Bank	565	9,967
TriCo Bancshares	223	6,244
TriState Capital Holdings, Inc.†	233	3,087

Triumph Bancorp, Inc.†	185	4,847
TrustCo Bank Corp.	799	4,626
Trustmark Corp.	531	11,958
UMB Financial Corp.	368	18,326
United Bankshares, Inc.	1,044	27,478
United Community Banks, Inc.	659	11,816
United Security Bancshares	114	714
Unity Bancorp, Inc.	11,969	149,732
Univest Financial Corp.	243	3,715
Valley National Bancorp	3,360	25,099
Veritex Holdings, Inc.	406	6,788
Washington Trust Bancorp, Inc.	144	4,801
WesBanco, Inc.	550	10,906
West BanCorp, Inc.	135	2,215
Westamerica BanCorp	220	13,279
Western New England Bancorp, Inc.	192	968

		1,660,004

Banks-Fiduciary – 0.0%
Parke Bancorp, Inc.	89	1,040

Banks-Mortgage – 0.0%
Walker & Dunlop, Inc.	239	12,048

Banks-Super Regional – 0.1%
Independent Bank Group, Inc.	312	13,706
National Bank Holdings Corp., Class A	248	6,890

		20,596

Batteries/Battery Systems – 0.1%
EnerSys	359	24,146

Beverages-Non-alcoholic – 0.1%
Celsius Holdings, Inc.†	290	4,254
Coca-Cola Consolidated, Inc.	40	9,182
National Beverage Corp.†	100	6,415
New Age Beverages Corp.†	743	1,687
Primo Water Corp.	1,318	18,729

		40,267

Beverages-Wine/Spirits – 0.0%
MGP Ingredients, Inc.	109	3,953

Brewery – 0.0%
Craft Brew Alliance, Inc.†	97	1,437

Broadcast Services/Program – 0.0%
Hemisphere Media Group, Inc.†	138	1,214
MSG Networks, Inc., Class A†	336	3,202

		4,416

Building & Construction Products-Misc. – 1.0%
American Woodmark Corp.†	143	11,529
Builders FirstSource, Inc.†	975	23,098
Caesarstone, Ltd.	188	2,156
Forterra, Inc.†	160	2,078
Gibraltar Industries, Inc.†	275	14,223
Louisiana-Pacific Corp.	951	30,118
Patrick Industries, Inc.	3,398	217,302
Simpson Manufacturing Co., Inc.	367	35,438
Summit Materials, Inc., Class A†	993	14,617

		350,559

Building & Construction-Misc. – 0.3%
Comfort Systems USA, Inc.	303	15,062
Concrete Pumping Holdings, Inc.†	226	845
EMCOR Group, Inc.	458	31,373
IES Holdings, Inc.†	69	1,644
MYR Group, Inc.†	137	5,024
NV5 Global, Inc.†	90	5,107
TopBuild Corp.†	279	36,806
WillScot Mobile Mini Holdings Corp.†	1,351	20,346

		116,207

Building Products-Air & Heating – 0.1%
AAON, Inc.	346	20,501
SPX Corp.†	363	15,246

		35,747

Building Products-Cement – 0.0%
US Concrete, Inc.†	135	3,351

Building Products-Doors & Windows – 0.1%
Apogee Enterprises, Inc.	217	4,685
Cornerstone Building Brands, Inc.†	369	2,092
Griffon Corp.	311	7,113
JELD-WEN Holding, Inc.†	573	11,231
Masonite International Corp.†	205	17,292
PGT Innovations, Inc.†	489	8,347

		50,760

Building Products-Light Fixtures – 0.0%
LSI Industries, Inc.	216	1,266
Research Frontiers, Inc.†	224	757

		2,023

Building Products-Wood – 0.1%
Boise Cascade Co.	330	15,375
UFP Industries, Inc.	504	29,343

		44,718

Building-Heavy Construction – 0.7%
Aegion Corp.†	256	3,948
Arcosa, Inc.	409	17,268
Construction Partners, Inc., Class A†	159	2,631
Dycom Industries, Inc.†	259	11,093
Granite Construction, Inc.	395	6,699
Great Lakes Dredge & Dock Corp.†	21,288	177,968
MasTec, Inc.†	478	19,015
Primoris Services Corp.	405	6,492
Sterling Construction Co., Inc.†	233	2,400
Tutor Perini Corp.†	344	4,049

		251,563

Building-Maintenance & Services – 0.1%
ABM Industries, Inc.	565	20,283
BrightView Holdings, Inc.†	263	3,188

		23,471

Building-Mobile Home/Manufactured Housing – 0.2%
Cavco Industries, Inc.†	73	14,624
LCI Industries	208	26,166
Skyline Champion Corp.†	459	12,958
Winnebago Industries, Inc.	263	15,888

		69,636

Building-Residential/Commercial – 1.4%
Beazer Homes USA, Inc.†	240	2,686
Century Communities, Inc.†	9,059	322,682
Forestar Group, Inc.†	140	2,423
Green Brick Partners, Inc.†	200	2,760
Installed Building Products, Inc.†	193	15,268
KB Home	744	25,028
LGI Homes, Inc.†	188	21,453
M/I Homes, Inc.†	235	9,783
MDC Holdings, Inc.	429	19,232
Meritage Homes Corp.†	314	31,142
Taylor Morrison Home Corp.†	1,065	24,974
TRI Pointe Group, Inc.†	1,093	18,275

		495,706

Cable/Satellite TV – 0.0%
Liberty Latin America, Ltd., Class A†	389	3,999
Liberty Latin America, Ltd., Class C†	948	9,698
WideOpenWest, Inc.†	441	2,408

		16,105

Casino Hotels – 0.0%
Boyd Gaming Corp.	686	16,237
Century Casinos, Inc.†	228	919

		17,156

Casino Services – 0.1%
Accel Entertainment, Inc.†	356	2,844
Caesars Entertainment, Inc.†	1,147	35,614
Everi Holdings, Inc.†	685	3,891
Scientific Games Corp.†	482	8,469

		50,818

Cellular Telecom – 0.0%
Cambium Networks Corp.†	47	569

Chemicals-Diversified – 0.2%
Aceto Chemicals, Inc.†(1)	1	0
AdvanSix, Inc.†	231	2,876
Codexis, Inc.†	452	5,347
Innospec, Inc.	206	15,485
Koppers Holdings, Inc.†	174	4,380
Orion Engineered Carbons SA	508	5,182
Quaker Chemical Corp.	112	21,728
Stepan Co.	182	19,874

		74,872

Chemicals-Fibers – 0.0%
Rayonier Advanced Materials, Inc.†	522	1,519

Chemicals-Other – 0.0%
American Vanguard Corp.	243	3,271

Chemicals-Plastics – 0.1%
Avient Corp.	771	18,427

Chemicals-Specialty – 0.4%
AgroFresh Solutions, Inc.†	251	612
Amyris, Inc.†	592	2,534
Balchem Corp.	271	27,170
Ferro Corp.†	690	8,066
GCP Applied Technologies, Inc.†	412	9,402
H.B. Fuller Co.	434	19,678
Hawkins, Inc.	82	4,225
Ingevity Corp.†	350	20,468
Kraton Corp.†	263	3,458
Minerals Technologies, Inc.	287	13,455
Oil-Dri Corp. of America	44	1,530
PQ Group Holdings, Inc.†	324	3,976
Rogers Corp.†	157	18,713
Sensient Technologies Corp.	358	18,691
Tronox Holdings PLC, Class A	755	5,753

		157,731

Circuit Boards – 0.0%
TTM Technologies, Inc.†	843	10,377

Coal – 0.0%
Advanced Emissions Solutions, Inc.	134	557
CONSOL Energy, Inc.†	219	1,288
NACCO Industries, Inc., Class A	32	699
Peabody Energy Corp.	529	1,651
SunCoke Energy, Inc.	700	2,233
Warrior Met Coal, Inc.	434	6,909

		13,337

Coatings/Paint – 0.0%
Kronos Worldwide, Inc.	189	2,124

Coffee – 0.0%
Farmer Brothers Co.†	135	672

Commercial Services – 0.9%
Acacia Research Corp.†	401	1,588
Collectors Universe, Inc.	77	2,931
Emerald Holding, Inc.	206	560
HMS Holdings Corp.†	743	24,148
LiveRamp Holdings, Inc.†	553	25,200
Medifast, Inc.	95	15,877
National Research Corp.	114	6,520
PFSweb, Inc.†	26,644	211,287
Progyny, Inc.†	222	5,911
ServiceSource International, Inc.†	733	1,143
SP Plus Corp.†	194	3,083
Team, Inc.†	253	999
WW International, Inc.†	398	10,260

		309,507

Commercial Services-Finance – 0.2%
Cardtronics PLC, Class A†	303	6,766
Cass Information Systems, Inc.	120	4,300
CBIZ, Inc.†	430	10,397
EVERTEC, Inc.	508	15,774
Evo Payments, Inc., Class A†	344	7,805
Franchise Group, Inc.	162	3,969
Green Dot Corp., Class A†	429	21,746
GreenSky, Inc., Class A†	524	2,958
MoneyGram International, Inc.†	523	1,820
Priority Technology Holdings, Inc.†	64	141
Repay Holdings Corp.†	309	6,838

		82,514

Communications Software – 0.0%
Avaya Holdings Corp.†	782	9,900
SeaChange International, Inc.†	254	399
Smith Micro Software, Inc.†	282	1,165
SWK Holdings Corp.†	30	378

		11,842

Computer Aided Design – 0.0%
Altair Engineering, Inc., Class A†	354	14,266

Computer Data Security – 0.4%
Forescout Technologies, Inc.†	405	11,741
OneSpan, Inc.†	281	8,750
Ping Identity Holding Corp.†	210	7,216
Qualys, Inc.†	287	35,439
Rapid7, Inc.†	425	25,317
SecureWorks Corp., Class A†	75	897
Tenable Holdings, Inc.†	513	17,406
Varonis Systems, Inc.†	263	28,496

		135,262

Computer Services – 0.4%
Conduent, Inc.†	1,391	2,657
ExlService Holdings, Inc.†	283	18,129
Insight Enterprises, Inc.†	292	14,553
Mastech Holdings, Inc.†	33	709
MAXIMUS, Inc.	516	38,292
PAE, Inc.†	498	3,924
Parsons Corp.†	190	6,618
Perspecta, Inc.	1,174	25,124
Rimini Street, Inc.†	173	915
StarTek, Inc.†	141	688
Sykes Enterprises, Inc.†	330	9,062
TTEC Holdings, Inc.	153	7,261
Unisys Corp.†	522	6,207
Virtusa Corp.†	243	9,866

		144,005

Computer Software – 1.3%
Avid Technology, Inc.†	31,699	260,883
Bandwidth, Inc., Class A†	162	23,454
Box, Inc., Class A†	1,244	22,330
Cloudera, Inc.†	1,727	19,463
Cornerstone OnDemand, Inc.†	511	18,146
Envestnet, Inc.†	448	36,378
J2 Global, Inc.†	391	22,178
Red Violet, Inc.†	55	842
Simulations Plus, Inc.	106	7,462
Upland Software, Inc.†	192	6,609
Veritone, Inc.†	194	2,196
Xperi Holding Corp.	905	16,688
Yext, Inc.†	853	14,347
Zuora, Inc., Class A†	824	9,591

		460,567

Computers-Integrated Systems – 0.1%
Cubic Corp.	265	11,130
Diebold Nixdorf, Inc.†	592	4,126
MTS Systems Corp.	163	3,024
NetScout Systems, Inc.†	598	15,225
PAR Technology Corp.†	136	4,183
Super Micro Computer, Inc.†	375	11,365

		49,053

Computers-Memory Devices – 0.0%
Quantum Corp.†	247	1,074

Computers-Other – 0.0%
3D Systems Corp.†	976	6,432
ExOne Co.†	95	832
PlayAGS, Inc.†	224	757

		8,021

Computers-Periphery Equipment – 0.3%
iCAD, Inc.†	9,874	91,038
Mitek Systems, Inc.†	338	3,468

		94,506

Computers-Voice Recognition – 0.0%
Vocera Communications, Inc.†	268	8,246

Consulting Services – 0.6%
CRA International, Inc.	64	2,673
Forrester Research, Inc.†	92	3,230
Franklin Covey Co.†	106	1,918
GP Strategies Corp.†	110	817
Hackett Group, Inc.	11,430	157,620
Huron Consulting Group, Inc.†	191	9,114
ICF International, Inc.	153	10,344
Information Services Group, Inc.†	296	607
Kelly Services, Inc., Class A	284	4,206
R1 RCM, Inc.†	901	12,317
Vectrus, Inc.†	97	4,267

		207,113

Consumer Products-Misc. – 0.2%
Central Garden & Pet Co.†	81	3,067
Central Garden & Pet Co., Class A†	333	11,538
Helen of Troy, Ltd.†	213	40,097
Quanex Building Products Corp.	277	3,892
WD-40 Co.	115	22,603

		81,197

Containers-Metal/Glass – 0.1%
Greif, Inc., Class A	217	7,549
Greif, Inc., Class B	50	1,965
O-I Glass, Inc.	1,322	13,802

		23,316

Containers-Paper/Plastic – 0.4%
Matthews International Corp., Class A	257	5,551
TriMas Corp.†	365	8,541
UFP Technologies, Inc.†	3,028	130,628

		144,720

Cosmetics & Toiletries – 0.5%
e.l.f. Beauty, Inc.†	9,812	175,242
Edgewell Personal Care Co.†	460	13,749
Inter Parfums, Inc.	150	6,134
Revlon, Inc., Class A†	58	367

		195,492

Cruise Lines – 0.0%
Lindblad Expeditions Holdings, Inc.†	217	1,573

Data Processing/Management – 0.1%
Bottomline Technologies DE, Inc.†	365	17,615
CommVault Systems, Inc.†	352	15,516
CSG Systems International, Inc.	276	11,628

		44,759

Dental Supplies & Equipment – 0.1%
Patterson Cos., Inc.	715	18,990

Diagnostic Equipment – 1.1%
Accelerate Diagnostics, Inc.†	257	3,734
BioTelemetry, Inc.†	4,074	173,390
GenMark Diagnostics, Inc.†	571	10,198
Nymox Pharmaceutical Corp.†	332	1,069
Quanterix Corp.†	6,442	208,141
Quotient, Ltd.†	510	3,998

		400,530

Diagnostic Kits – 0.5%
Chembio Diagnostics, Inc.†	21,879	120,991
Co-Diagnostics, Inc.†	219	5,256
Meridian Bioscience, Inc.†	357	8,743
Natera, Inc.†	588	28,236
OraSure Technologies, Inc.†	526	9,547
Precision BioSciences, Inc.†	385	2,448

		175,221

Dialysis Centers – 0.0%
American Renal Associates Holdings, Inc.†	116	748

Direct Marketing – 0.0%
Quotient Technology, Inc.†	724	5,799

Disposable Medical Products – 0.7%
BioLife Solutions, Inc.†	11,170	215,916
CONMED Corp.	229	18,902
Merit Medical Systems, Inc.†	457	20,437
Utah Medical Products, Inc.	29	2,363

		257,618

Distribution/Wholesale – 0.4%
A-Mark Precious Metals, Inc.†	41	988
Core-Mark Holding Co., Inc.	377	9,998
EVI Industries, Inc.†	41	1,036
Fossil Group, Inc.†	390	1,291
G-III Apparel Group, Ltd.†	371	3,669
H&E Equipment Services, Inc.	270	4,749
KAR Auction Services, Inc.	1,089	16,477
Resideo Technologies, Inc.†	1,045	13,878
ScanSource, Inc.†	213	4,888
SiteOne Landscape Supply, Inc.†	352	45,067
Systemax, Inc.	105	2,353
Titan Machinery, Inc.†	161	1,749
Triton International, Ltd.	431	13,564
Veritiv Corp.†	109	1,669
WESCO International, Inc.†	414	16,092

		137,468

Diversified Manufacturing Operations – 0.2%
Chase Corp.	62	6,235
Enerpac Tool Group Corp.	457	8,637
EnPro Industries, Inc.	175	8,353
Fabrinet†	310	22,515
Federal Signal Corp.	505	15,610
NL Industries, Inc.	71	260
Standex International Corp.	104	5,569

		67,179

Diversified Minerals – 0.0%
Caledonia Mining Corp. PLC	94	2,155
Livent Corp.†	1,237	7,756
United States Lime & Minerals, Inc.	17	1,534

		11,445

Diversified Operations – 0.0%
Morgan Group Holding Co.†	0	5
Professional Holding Corp., Class A†	39	441

		446

Diversified Operations/Commercial Services – 0.0%
Viad Corp.	170	2,458

Drug Delivery Systems – 1.1%
Antares Pharma, Inc.†	1,386	3,618
BioDelivery Sciences International, Inc.†	51,285	214,884
Heron Therapeutics, Inc.†	739	12,038
Revance Therapeutics, Inc.†	7,062	165,816

		396,356

E-Commerce/Products – 0.2%
1-800-Flowers.com, Inc., Class A†	210	5,932
CarParts.com, Inc.†	178	2,447
Lands’ End, Inc.†	98	845
Liquidity Services, Inc.†	234	1,205
Overstock.com, Inc.†	339	25,625
RealReal, Inc.†	526	7,175
Stitch Fix, Inc., Class A†	474	10,499

		53,728

E-Commerce/Services – 0.6%
Cargurus, Inc.†	728	21,032
Cars.com, Inc.†	569	4,620
ChannelAdvisor Corp.†	230	4,685
Eventbrite, Inc., Class A†	536	4,567
EverQuote, Inc., Class A†	118	6,425
Groupon, Inc.†	194	2,978
Shutterstock, Inc.	164	8,912
Stamps.com, Inc.†	139	36,179
TrueCar, Inc.†	893	3,357
Upwork, Inc.†	7,939	119,244

		211,999

E-Marketing/Info – 0.1%
Cardlytics, Inc.†	218	14,480
comScore, Inc.†	493	1,479
Magnite, Inc.†	869	5,218
QuinStreet, Inc.†	399	4,658

		25,835

E-Services/Consulting – 0.8%
Perficient, Inc.†	7,223	283,214

Educational Software – 0.0%
Rosetta Stone, Inc.†	197	5,274

Electric Products-Misc. – 0.1%
Graham Corp.	81	1,066
nLight, Inc.†	291	6,742

Novanta, Inc.†	289	29,964
Ultralife Corp.†	77	547

		38,319

Electric-Distribution – 0.0%
Genie Energy, Ltd., Class B	111	902
Spark Energy, Inc., Class A	100	755
Unitil Corp.	124	5,351

		7,008

Electric-Generation – 0.1%
Atlantic Power Corp.†	765	1,499
Ormat Technologies, Inc.	337	20,052

		21,551

Electric-Integrated – 0.6%
ALLETE, Inc.	439	26,033
Ameresco, Inc., Class A†	206	5,702
Avista Corp.	568	21,090
Black Hills Corp.	530	30,666
MGE Energy, Inc.	295	19,567
NorthWestern Corp.	428	24,079
Otter Tail Corp.	338	12,928
PNM Resources, Inc.	670	28,294
Portland General Electric Co.	759	33,495

		201,854

Electronic Components-Misc. – 1.3%
Advanced Energy Industries, Inc.†	320	23,542
Applied Optoelectronics, Inc.†	163	2,316
Atkore International Group, Inc.†	399	10,641
Bel Fuse, Inc., Class B	84	1,025
Benchmark Electronics, Inc.	308	6,271
Comtech Telecommunications Corp.	205	3,366
IntriCon Corp.†	70	756
Kimball Electronics, Inc.†	203	2,696
Knowles Corp.†	12,526	191,147
NVE Corp.	40	2,170
OSI Systems, Inc.†	143	10,147
Plexus Corp.†	242	17,978
Sanmina Corp.†	566	16,799
SMART Global Holdings, Inc.†	119	3,319
SMTC Corp.†	45,799	143,351
Transcat, Inc.†	59	1,646
Vishay Intertechnology, Inc.	1,121	17,589
Vishay Precision Group, Inc.†	105	2,672

		457,431

Electronic Components-Semiconductors – 0.6%
Alpha & Omega Semiconductor, Ltd.†	171	1,862
Ambarella, Inc.†	279	12,633
Amkor Technology, Inc.†	842	11,447
Atomera, Inc.†	121	1,287
AXT, Inc.†	329	1,576
CEVA, Inc.†	183	7,357
CTS Corp.	268	5,322
Diodes, Inc.†	357	18,368
DSP Group, Inc.†	185	2,747
GSI Technology, Inc.†	137	784
Impinj, Inc.†	142	3,351
Intellicheck, Inc.†	134	981
Lattice Semiconductor Corp.†	1,134	35,256
MACOM Technology Solutions Holdings, Inc.†	396	16,735
Photronics, Inc.†	533	6,332
Rambus, Inc.†	956	14,111
Semtech Corp.†	545	30,373
Silicon Laboratories, Inc.†	366	36,787
SiTime Corp.†	43	2,285
Synaptics, Inc.†	287	22,966

		232,560

Electronic Measurement Instruments – 0.8%
Badger Meter, Inc.	246	15,400
CyberOptics Corp.†	59	2,322
FARO Technologies, Inc.†	150	8,974
Fitbit, Inc., Class A†	2,014	13,172
Itron, Inc.†	338	23,511
Mesa Laboratories, Inc.	994	235,518
Stoneridge, Inc.†	219	4,538

		303,435

Electronic Security Devices – 0.1%
Alarm.com Holdings, Inc.†	382	26,755
API Group Corp.†*	1,181	16,452
Napco Security Technologies, Inc.†	98	2,585
Wrap Technologies, Inc.†	96	941

		46,733

Energy-Alternate Sources – 1.0%
Clean Energy Fuels Corp.†	1,108	2,637
FuelCell Energy, Inc.†	1,795	4,003
FutureFuel Corp.	218	2,873
Green Plains, Inc.†	288	3,724
Plug Power, Inc.†	2,733	21,071
Renewable Energy Group, Inc.†	322	8,881
REX American Resources Corp.†	47	3,203
Sunnova Energy International, Inc.†	273	6,828
SunPower Corp.†	645	6,018
Sunrun, Inc.†	980	35,956
TerraForm Power, Inc., Class A	740	15,836
TPI Composites, Inc.†	9,156	234,211
Vivint Solar, Inc.†	415	8,441

		353,682

Engineering/R&D Services – 0.2%
Exponent, Inc.	433	36,398
Fluor Corp.	1,188	12,106
Iteris, Inc.†	340	1,577
KBR, Inc.	1,201	26,710
Mistras Group, Inc.†	153	540
VSE Corp.	75	2,110

		79,441

Enterprise Software/Service – 1.8%
ACI Worldwide, Inc.†	966	25,879
Akerna Corp.†	76	496
American Software, Inc., Class A	17,365	286,002
Appian Corp.†	277	14,091
Asure Software, Inc.†	113	729
Benefitfocus, Inc.†	245	2,869

Blackbaud, Inc.	417	26,079
Blackline, Inc.†	423	37,609
Daily Journal Corp.†	10	2,840
Domo, Inc., Class B†	215	6,919
Donnelley Financial Solutions, Inc.†	253	2,188
eGain Corp.†	176	1,744
Evolent Health, Inc., Class A†	637	7,421
Intelligent Systems Corp.†	61	1,849
LivePerson, Inc.†	514	22,092
ManTech International Corp., Class A	229	15,934
MicroStrategy, Inc., Class A†	66	8,179
MobileIron, Inc.†	812	5,059
Omnicell, Inc.†	358	25,164
Progress Software Corp.	378	13,177
PROS Holdings, Inc.†	331	10,800
QAD, Inc., Class A	97	3,832
SailPoint Technologies Holding, Inc.†	742	23,373
Sapiens International Corp. NV	216	6,601
SPS Commerce, Inc.†	296	22,250
SVMK, Inc.†	1,006	24,124
Verint Systems, Inc.†	540	24,241
Workiva, Inc.†	324	18,112

		639,653

Entertainment Software – 0.6%
Glu Mobile, Inc.†	21,674	204,603

Environmental Consulting & Engineering – 0.1%
Tetra Tech, Inc.	455	40,336

Filtration/Separation Products – 0.1%
ESCO Technologies, Inc.	216	18,563

Finance-Commercial – 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	596	20,878
Marlin Business Services Corp.	71	521
MMA Capital Holdings, Inc.†	40	991
NewStar Financial, Inc. CVR†(1)	360	195

		22,585

Finance-Consumer Loans – 1.4%
Curo Group Holdings Corp.	154	1,076
Encore Capital Group, Inc.†	5,886	215,016
Enova International, Inc.†	248	3,990
EZCORP, Inc., Class A†	408	2,334
International Money Express, Inc.†	17,038	229,672
LendingClub Corp.†	581	3,033
Navient Corp.	1,614	12,847
Nelnet, Inc., Class A	149	8,642
Paysign, Inc.†	260	2,428
PRA Group, Inc.†	381	15,072
Regional Management Corp.†	71	1,079
World Acceptance Corp.†	42	3,121

		498,310

Finance-Credit Card – 0.0%
Atlanticus Holdings Corp.†	43	351
I3 Verticals, Inc., Class A†	125	3,023

		3,374

Finance-Investment Banker/Broker – 0.7%
Amerant Bancorp, Inc.†	191	2,550
Arlington Asset Investment Corp., Class A	308	838
Cowen, Inc., Class A	225	3,706
Diamond Hill Investment Group, Inc.	26	2,965
Greenhill & Co., Inc.	120	1,438
Houlihan Lokey, Inc.	373	20,440
Moelis & Co., Class A	446	13,286
Oppenheimer Holdings, Inc., Class A	79	1,674
Piper Sandler Cos.	147	9,101
PJT Partners, Inc., Class A	3,660	195,920
Siebert Financial Corp.†	86	297
StoneX Group, Inc.†	138	7,242

		259,457

Finance-Mortgage Loan/Banker – 0.9%
Ellington Financial, Inc.	348	4,093
Federal Agricultural Mtg. Corp., Class C	77	4,582
Mr. Cooper Group, Inc.†	17,972	293,483
Oportun Financial Corp.†	164	2,345
PennyMac Financial Services, Inc.	392	18,918

		323,421

Finance-Other Services – 0.0%
BGC Partners, Inc., Class A	2,570	7,119
Premier Financial Corp.	312	5,516

		12,635

Financial Guarantee Insurance – 0.1%
MBIA, Inc.†	586	4,694
NMI Holdings, Inc., Class A†	563	8,738
Radian Group, Inc.	1,614	24,081

		37,513

Firearms & Ammunition – 0.5%
Smith & Wesson Brands, Inc.†	460	10,990
Sturm Ruger & Co., Inc.	2,152	175,108

		186,098

Food-Baking – 0.0%
Hostess Brands, Inc.†	1,032	13,086

Food-Canned – 0.0%
Landec Corp.†	219	2,067
Seneca Foods Corp., Class A†	55	2,155

		4,222

Food-Catering – 0.0%
Healthcare Services Group, Inc.	630	16,500

Food-Confectionery – 0.0%
Tootsie Roll Industries, Inc.	136	4,311

Food-Meat Products – 0.0%
Nathan’s Famous, Inc.	24	1,222

Food-Misc./Diversified – 1.3%
B&G Foods, Inc.	538	15,554
BellRing Brands, Inc., Class A†	10,496	208,556
Bridgford Foods Corp.†	14	225
Cal-Maine Foods, Inc.†	267	11,733
J&J Snack Foods Corp.	126	15,514
John B. Sanfilippo & Son, Inc.	1,846	162,762
Lancaster Colony Corp.	160	25,374

Simply Good Foods Co.†	718	17,261

		456,979

Food-Retail – 0.0%
Ingles Markets, Inc., Class A	120	4,830
Natural Grocers by Vitamin Cottage, Inc.	77	1,219
Village Super Market, Inc., Class A	71	1,793
Weis Markets, Inc.	81	4,035

		11,877

Food-Wholesale/Distribution – 0.7%
Calavo Growers, Inc.	3,605	208,261
Chefs’ Warehouse, Inc.†	209	2,410
HF Foods Group, Inc.†	300	2,658
Performance Food Group Co.†	1,105	30,962
SpartanNash Co.	299	6,287
United Natural Foods, Inc.†	451	8,952

		259,530

Footwear & Related Apparel – 0.2%
Crocs, Inc.†	563	20,234
Rocky Brands, Inc.	58	1,320
Steven Madden, Ltd.	695	14,720
Weyco Group, Inc.	51	939
Wolverine World Wide, Inc.	673	16,179

		53,392

Funeral Services & Related Items – 0.0%
Carriage Services, Inc.	139	3,073

Gambling (Non-Hotel) – 0.6%
Golden Entertainment, Inc.†	141	1,206
International Game Technology PLC	838	8,263
Monarch Casino & Resort, Inc.†	5,360	193,978
Red Rock Resorts, Inc., Class A	555	6,083
Twin River Worldwide Holdings, Inc.	154	3,320

		212,850

Gas-Distribution – 0.5%
Chesapeake Utilities Corp.	136	11,491
New Jersey Resources Corp.	804	24,972
Northwest Natural Holding Co.	257	13,747
ONE Gas, Inc.	442	33,459
RGC Resources, Inc.	64	1,485
South Jersey Industries, Inc.	782	18,244
Southwest Gas Holdings, Inc.	466	32,452
Spire, Inc.	423	26,082

		161,932

Gold Mining – 0.1%
Gold Resource Corp.	551	2,419
Novagold Resources, Inc.†	2,004	18,276

		20,695

Golf – 0.1%
Acushnet Holdings Corp.	289	10,997
Callaway Golf Co.	788	15,011

		26,008

Hazardous Waste Disposal – 0.5%
Heritage-Crystal Clean, Inc.†	128	1,783
Sharps Compliance Corp.†	21,260	162,639
US Ecology, Inc.	263	9,121

		173,543

Health Care Cost Containment – 0.1%
CorVel Corp.†	75	5,962
HealthEquity, Inc.†	627	32,328

		38,290

Healthcare Safety Devices – 0.0%
Alpha Pro Tech, Ltd.†	103	2,242
Retractable Technologies, Inc.†	112	1,341

		3,583

Home Furnishings – 0.1%
Casper Sleep, Inc.†	71	656
Ethan Allen Interiors, Inc.	198	2,344
Hooker Furniture Corp.	98	2,097
Purple Innovation, Inc.†	121	2,949
Sleep Number Corp.†	228	10,602

		18,648

Hotels/Motels – 0.1%
BBX Capital Corp.	105	1,462
Bluegreen Vacations Corp.	44	317
Hilton Grand Vacations, Inc.†	718	14,575
Marcus Corp.	189	2,610
St. Joe Co.†	277	5,709
Target Hospitality Corp.†	250	357

		25,030

Housewares – 0.0%
Lifetime Brands, Inc.	101	712
Tupperware Brands Corp.	414	6,388

		7,100

Human Resources – 0.9%
AMN Healthcare Services, Inc.†	393	21,592
ASGN, Inc.†	429	29,369
Barrett Business Services, Inc.	63	3,319
BG Staffing, Inc.	78	708
Cross Country Healthcare, Inc.†	302	1,959
Heidrick & Struggles International, Inc.	162	3,277
Insperity, Inc.	306	20,459
Kforce, Inc.	7,030	202,745
Korn Ferry	463	13,010
Resources Connection, Inc.	257	2,904
TriNet Group, Inc.†	347	22,902
TrueBlue, Inc.†	302	4,660
Willdan Group, Inc.†	87	2,146

		329,050

Identification Systems – 0.1%
Brady Corp., Class A	409	18,802
Digimarc Corp.†	101	1,420

		20,222

Independent Power Producers – 0.1%
Clearway Energy, Inc., Class A	294	6,735
Clearway Energy, Inc., Class C	672	16,491

		23,226

Industrial Audio & Video Products – 0.6%
Akoustis Technologies, Inc.†	262	2,080

GoPro, Inc., Class A†	1,090	5,766
Turtle Beach Corp.†	10,888	199,686

		207,532

Industrial Automated/Robotic – 0.6%
Ichor Holdings, Ltd.†	6,202	203,550

Instruments-Controls – 0.1%
Allied Motion Technologies, Inc.	62	2,337
Watts Water Technologies, Inc., Class A	231	19,379

		21,716

Instruments-Scientific – 0.0%
Fluidigm Corp.†	595	4,189

Insurance Brokers – 0.1%
BRP Group, Inc., Class A†	168	2,932
Crawford & Co., Class A	137	1,004
eHealth, Inc.†	215	14,865
Goosehead Insurance, Inc., Class A†	109	11,263

		30,064

Insurance-Life/Health – 0.2%
American Equity Investment Life Holding Co.	765	19,469
Benefytt Technologies, Inc.†	88	2,721
CNO Financial Group, Inc.	1,208	18,241
FBL Financial Group, Inc., Class A	82	2,852
GWG Holdings, Inc.†	27	184
Independence Holding Co.	39	1,289
National Western Life Group, Inc., Class A	22	4,285
Security National Financial Corp.†	79	486
Trupanion, Inc.†	251	12,693

		62,220

Insurance-Multi-line – 0.0%
Citizens, Inc.†	418	2,399
Genworth Financial, Inc., Class A†	4,254	8,678
Vericity, Inc.	16	135

		11,212

Insurance-Property/Casualty – 1.2%
Ambac Financial Group, Inc.†	382	4,890
AMERISAFE, Inc.	162	10,281
Donegal Group, Inc., Class A	92	1,286
Employers Holdings, Inc.	252	8,195
Enstar Group, Ltd.†	101	16,963
FedNat Holding Co.	104	973
HCI Group, Inc.	51	2,276
Heritage Insurance Holdings, Inc.	212	2,516
Horace Mann Educators Corp.	350	13,153
Investors Title Co.	11	1,266
James River Group Holdings, Ltd.	4,252	196,953
Kinsale Capital Group, Inc.	176	34,302
National General Holdings Corp.	575	19,544
NI Holdings, Inc.†	77	1,269
Palomar Holdings, Inc.†	163	14,888
ProAssurance Corp.	452	6,644
ProSight Global, Inc.†	79	621
Protective Insurance Corp., Class B	76	973
RLI Corp.	334	29,435
Safety Insurance Group, Inc.	124	9,383
Selective Insurance Group, Inc.	499	27,116
State Auto Financial Corp.	148	2,295
Stewart Information Services Corp.	197	8,264
Tiptree, Inc.	210	1,061
United Fire Group, Inc.	177	4,491
United Insurance Holdings Corp.	172	1,273
Universal Insurance Holdings, Inc.	237	4,150
Watford Holdings, Ltd.†	144	2,363

		426,824

Insurance-Reinsurance – 0.1%
Argo Group International Holdings, Ltd.	274	9,182
Essent Group, Ltd.	915	32,784
Global Indemnity, Ltd.	69	1,577
Greenlight Capital Re, Ltd., Class A†	244	1,576
Third Point Reinsurance, Ltd.†	679	5,289

		50,408

Internet Application Software – 0.0%
GlobalSCAPE, Inc.	120	1,144
Tucows, Inc., Class A†	79	4,780
VirnetX Holding Corp.	534	2,761

		8,685

Internet Connectivity Services – 0.1%
Boingo Wireless, Inc.†	369	5,332
Cogent Communications Holdings, Inc.	358	32,259

		37,591

Internet Content-Entertainment – 0.0%
Limelight Networks, Inc.†	979	6,138

Internet Content-Information/News – 0.7%
DHI Group, Inc.†	410	1,025
HealthStream, Inc.†	10,006	219,682
LiveXLive Media, Inc.†	253	767
TechTarget, Inc.†	197	7,149
Yelp, Inc.†	590	14,738

		243,361

Internet Gambling – 0.0%
GAN, Ltd.†	62	1,200

Internet Security – 0.1%
Mimecast, Ltd.†	476	22,339
Zix Corp.†	461	3,280

		25,619

Internet Telephone – 0.0%
8x8, Inc.†	857	13,626

Investment Companies – 0.0%
Brookfield Infrastructure Corp., Class A	274	12,505
Grid Dynamics Holdings, Inc.†	183	1,223
PDL Community Bancorp†	63	573
Rafael Holdings, Inc., Class B†	77	1,076

		15,377

Investment Management/Advisor Services – 1.0%
Altisource Portfolio Solutions SA†	39	524
Artisan Partners Asset Management, Inc., Class A	458	16,593
AssetMark Financial Holdings, Inc.†	138	3,843

Associated Capital Group, Inc., Class A	16	647
B. Riley Financial, Inc.	163	4,158
Blucora, Inc.†	406	4,787
Boston Private Financial Holdings, Inc.	691	4,067
BrightSphere Investment Group, Inc.	523	7,029
Cohen & Steers, Inc.	206	12,397
Columbia Financial, Inc.†	415	4,992
Federated Hermes, Inc.	814	21,457
First Western Financial, Inc.†	53	748
Focus Financial Partners, Inc., Class A†	265	9,792
GAMCO Investors, Inc., Class A	46	542
Hamilton Lane, Inc., Class A	186	13,437
Pzena Investment Management, Inc., Class A	145	760
Sculptor Capital Management, Inc.	153	1,902
Silvercrest Asset Management Group, Inc., Class A	17,807	195,877
Stifel Financial Corp.	562	27,246
Virtus Investment Partners, Inc.	62	8,427
Waddell & Reed Financial, Inc., Class A	543	7,922
Westwood Holdings Group, Inc.	66	750
WisdomTree Investments, Inc.	1,225	4,410

		352,307

Lasers-System/Components – 0.1%
II-VI, Inc.†	838	42,503

Leisure Products – 0.6%
Escalade, Inc.	87	1,335
Johnson Outdoors, Inc., Class A	2,555	223,716

		225,051

Lighting Products & Systems – 0.4%
Orion Energy Systems ,Inc.†	32,809	129,924

Linen Supply & Related Items – 0.1%
UniFirst Corp.	127	23,683

Machine Tools & Related Products – 0.1%
Hurco Cos., Inc.	54	1,498
Kennametal, Inc.	700	18,872
Luxfer Holdings PLC	241	3,061

		23,431

Machinery-Construction & Mining – 0.1%
Astec Industries, Inc.	189	8,408
Hyster-Yale Materials Handling, Inc.	84	3,134
Manitowoc Co, Inc.†	286	3,049
Terex Corp.	568	10,707

		25,298

Machinery-Electrical – 0.1%
Argan, Inc.	124	5,320
Bloom Energy Corp. Class A†	717	8,719
Franklin Electric Co., Inc.	388	20,971

		35,010

Machinery-Farming – 0.1%
Alamo Group, Inc.	83	8,558
Lindsay Corp.	91	8,824

		17,382

Machinery-General Industrial – 0.3%
Albany International Corp., Class A	259	12,453
Altra Industrial Motion Corp.	544	18,621
Applied Industrial Technologies, Inc.	326	20,577
Chart Industries, Inc.†	304	20,833
DXP Enterprises, Inc.†	138	2,329
Gencor Industries, Inc.†	77	922
Intevac, Inc.†	195	1,154
Kadant, Inc.	96	10,417
Ranpak Holdings Corp.†	244	1,994
Tennant Co.	154	10,260
Welbilt, Inc.†	1,100	6,688

		106,248

Machinery-Material Handling – 0.0%
Columbus McKinnon Corp.	195	6,460

Machinery-Print Trade – 0.0%
Eastman Kodak Co.†	130	2,841

Machinery-Pumps – 0.2%
Cactus, Inc., Class A	401	9,070
CIRCOR International, Inc.†	168	4,405
CSW Industrials, Inc.	119	7,948
Gorman-Rupp Co.	148	4,478
Mueller Water Products, Inc., Class A	1,322	13,379
NN, Inc.	354	1,862
SPX FLOW, Inc.†	359	14,389

		55,531

Medical Imaging Systems – 0.0%
Lantheus Holdings, Inc.†	560	7,549

Medical Information Systems – 1.3%
1Life Healthcare, Inc.†	180	5,330
Allscripts Healthcare Solutions, Inc.†	1,364	12,276
Computer Programs & Systems, Inc.	108	2,665
Health Catalyst, Inc.†	272	9,493
Inovalon Holdings, Inc., Class A†	622	14,636
MTBC, Inc.†	23,959	260,434
NantHealth, Inc.†	227	1,022
NextGen Healthcare, Inc.†	464	6,784
Ontrak, Inc.†	66	2,525
Phreesia, Inc.†	241	7,244
Schrodinger, Inc.†	116	8,396
Tabula Rasa HealthCare, Inc.†	2,526	141,961

		472,766

Medical Instruments – 0.2%
AngioDynamics, Inc.†	309	2,552
Apyx Medical Corp.†	282	1,266
Cantel Medical Corp.	320	15,120
Milestone Scientific, Inc.†	296	571
Misonix, Inc.†	122	1,517
Natus Medical, Inc.†	284	5,277
NuVasive, Inc.†	433	24,742
Silk Road Medical, Inc.†	268	12,451
Stereotaxis, Inc.†	373	1,436

		64,932

Medical Labs & Testing Services – 1.8%
Avalon GloboCare Corp.†	162	262
Cellular Biomedicine Group, Inc.†	104	1,370
Fulgent Genetics, Inc.†	9,218	242,894

Invitae Corp.†	973	28,412
MEDNAX, Inc.†	700	13,986
Medpace Holdings, Inc.†	230	27,451
OPKO Health, Inc.†	3,354	17,273
Personalis, Inc.†	6,757	117,639
SI-BONE, Inc.†	214	3,659
Vapotherm, Inc.†	162	8,463
Viemed Healthcare, Inc.†	18,570	201,299

		662,708

Medical Laser Systems – 0.6%
Cutera, Inc.†	14,540	206,904

Medical Products – 3.7%
Accuray, Inc.†	755	1,684
Alphatec Holdings, Inc.†	375	1,864
AtriCure, Inc.†	329	13,426
Atrion Corp.	12	7,441
Avanos Medical, Inc.†	402	12,329
AxoGen, Inc.†	307	3,491
Axonics Modulation Technologies, Inc.†	257	10,887
Bellerophon Therapeutics, Inc.†	29	372
BioSig Technologies, Inc.†	179	1,615
Cardiovascular Systems, Inc.†	291	8,870
Castle Biosciences, Inc.†	5,596	216,677
Cerus Corp.†	1,366	9,740
CryoLife, Inc.†	310	6,017
CytoSorbents Corp.†	291	2,786
Electromed, Inc.†	11,555	191,697
FONAR Corp.†	53	1,305
Glaukos Corp.†	356	15,557
Hanger, Inc.†	312	5,448
InfuSystem Holdings, Inc.†	122	1,490
Inogen, Inc.†	155	4,759
Inspire Medical Systems, Inc.†	221	21,959
Integer Holdings Corp.†	276	18,153
Intersect ENT, Inc.†	274	4,710
Invacare Corp.	285	2,006
iRadimed Corp.†	8,385	186,818
iRhythm Technologies, Inc.†	228	28,381
LeMaitre Vascular, Inc.	140	4,106
LivaNova PLC†	412	19,174
Luminex Corp.	5,978	217,599
NanoString Technologies, Inc.†	319	11,519
Nemaura Medical, Inc.†	57	361
Nevro Corp.†	283	37,628
Orthofix Medical, Inc.†	157	4,821
OrthoPediatrics Corp.†	101	4,261
PAVmed, Inc.†	302	601
Pulse Biosciences, Inc.†	116	1,189
Repro-Med Systems, Inc.†	205	2,138
SeaSpine Holdings Corp.†	221	2,071
Shockwave Medical, Inc.†	225	11,097
Sientra, Inc.†	391	1,486
Soleno Therapeutics, Inc.†	282	485
Soliton, Inc.†	47	303
Surgalign Holdings, Inc.†	479	1,346
Surmodics, Inc.†	112	5,296
Tactile Systems Technology, Inc.†	155	6,352
Venus Concept, Inc.†	155	443
Wright Medical Group NV†	1,085	32,572
Zynex, Inc.†	10,741	205,368

		1,349,698

Medical-Biomedical/Gene – 6.4%
Abeona Therapeutics, Inc.†	503	1,434
ADMA Biologics, Inc.†	508	1,814
Aduro Biotech, Inc.†	560	1,579
Adverum Biotechnologies, Inc.†	616	10,330
Affimed NV†	619	2,185
Agenus, Inc.†	29,200	88,768
Akero Therapeutics, Inc.†	94	3,300
Albireo Pharma, Inc.†	112	3,165
Alder Biopharmaceuticals, Inc. CVR†(1)	708	623
Allakos, Inc.†	205	15,389
Allogene Therapeutics, Inc.†	409	14,998
AMAG Pharmaceuticals, Inc.†	260	2,484
Amicus Therapeutics, Inc.†	2,144	30,981
AnaptysBio, Inc.†	181	3,251
Anavex Life Sciences Corp.†	431	1,819
ANI Pharmaceuticals, Inc.†	79	2,339
Apellis Pharmaceuticals, Inc.†	506	13,100
Applied Genetic Technologies Corp.†	197	1,040
Applied Therapeutics, Inc.†	113	2,915
Aprea Therapeutics, Inc.†	61	1,673
Aptinyx, Inc.†	207	780
Aravive, Inc.†	103	607
Arcturus Therapeutics Holdings, Inc.†	110	5,745
Arcus Biosciences, Inc.†	278	5,471
Arcutis Biotherapeutics, Inc.†	80	2,136
Ardelyx, Inc.†	616	3,480
Arena Pharmaceuticals, Inc.†	475	29,160
Arrowhead Pharmaceuticals, Inc.†	846	36,437
Aspira Women’s Health, Inc.†	398	1,779
Assembly Biosciences, Inc.†	259	5,750
Atara Biotherapeutics, Inc.†	484	5,997
Athersys, Inc.†	1,462	3,743
Atreca, Inc., Class A†	179	2,318
AVEO Pharmaceuticals, Inc.†	115	490
Avid Bioservices, Inc.†	475	3,524
Avrobio, Inc.†	260	4,407
Beam Therapeutics, Inc.†	104	2,011
BioCryst Pharmaceuticals, Inc.†	1,301	5,295
Biohaven Pharmaceutical Holding Co., Ltd.†	398	25,488
Black Diamond Therapeutics, Inc.†	104	2,893
Blueprint Medicines Corp.†	457	33,443
BrainStorm Cell Therapeutics, Inc.†	225	3,049
Bridgebio Pharma, Inc.†	614	17,278
Cabaletta Bio, Inc.†	109	1,246
Calithera Biosciences, Inc.†	555	2,608
Cara Therapeutics, Inc.†	347	5,705
CASI Pharmaceuticals, Inc.†	454	876
Catabasis Pharmaceuticals, Inc.†	152	879
CEL-SCI Corp.†	277	3,465
Centogene NV†	34	432
Cerecor, Inc.†	243	663
Champions Oncology, Inc.†	21,297	186,136
ChemoCentryx, Inc.†	375	19,766

ChromaDex Corp.†	344	1,741
Cohbar, Inc.†	206	307
Constellation Pharmaceuticals, Inc.†	228	6,131
ContraFect Corp.†	114	634
Cortexyme, Inc.†	133	5,300
Crinetics Pharmaceuticals, Inc.†	228	3,165
Cue Biopharma, Inc.†	234	4,425
Cymabay Therapeutics, Inc.†	584	2,073
CytomX Therapeutics, Inc.†	381	2,671
Deciphera Pharmaceuticals, Inc.†	315	14,607
Denali Therapeutics, Inc.†	530	12,413
DermTech, Inc.†	68	720
Dicerna Pharmaceuticals, Inc.†	548	11,782
Dyadic International, Inc.†	163	1,415
Dynavax Technologies Corp.†	754	6,115
Editas Medicine, Inc.†	468	13,740
Eidos Therapeutics, Inc.†	92	3,689
Eiger BioPharmaceuticals, Inc.†	199	2,000
Emergent BioSolutions, Inc.†	376	41,826
Enochian Biosciences, Inc.†	116	447
Enzo Biochem, Inc.†	375	892
Epizyme, Inc.†	752	10,408
Esperion Therapeutics, Inc.†	218	8,203
Evelo Biosciences, Inc.†	118	450
Evolus, Inc.†	184	600
Exagen, Inc.†	40	498
Exicure, Inc.†	500	1,120
Fate Therapeutics, Inc.†	528	16,511
FibroGen, Inc.†	701	28,369
Five Prime Therapeutics, Inc.†	226	1,333
Frequency Therapeutics, Inc.†	238	5,031
Galera Therapeutics, Inc.†	74	515
Genprex, Inc.†	241	812
Geron Corp.†	1,563	2,485
GlycoMimetics, Inc.†	285	1,123
Gossamer Bio, Inc.†	418	4,983
Halozyme Therapeutics, Inc.†	1,145	31,133
Harvard Bioscience, Inc.†	318	989
Homology Medicines, Inc.†	287	3,774
iBio, Inc.†	405	1,798
IGM Biosciences, Inc.†	60	3,016
Immunic, Inc.†	29	499
ImmunoGen, Inc.†	1,449	5,955
Immunovant, Inc.†	161	3,640
Innoviva, Inc.†	535	7,247
Inovio Pharmaceuticals, Inc.†	1,213	23,581
Insmed, Inc.†	854	22,306
Intercept Pharmaceuticals, Inc.†	219	9,995
IVERIC bio, Inc.†	380	1,524
Kaleido Biosciences, Inc.†	84	501
Karuna Therapeutics, Inc.†	131	10,716
Karyopharm Therapeutics, Inc.†	591	9,486
Keros Therapeutics, Inc.†	59	1,894
Kezar Life Sciences, Inc.†	218	953
Kindred Biosciences, Inc.†	314	1,033
Kiniksa Pharmaceuticals, Ltd., Class A†	160	3,123
Kodiak Sciences, Inc.†	243	11,258
Krystal Biotech, Inc.†	101	4,170
Lexicon Pharmaceuticals, Inc.†	348	675
Ligand Pharmaceuticals, Inc.†	122	14,296
Liquidia Technologies, Inc.†	172	951
LogicBio Therapeutics, Inc.†	101	792
Lyra Therapeutics, Inc.†	35	469
MacroGenics, Inc.†	404	10,262
Magenta Therapeutics, Inc.†	143	1,004
Marker Therapeutics, Inc.†	249	500
MEI Pharma, Inc.†	871	2,417
MeiraGTx Holdings PLC†	173	2,247
Menlo Therapeutics, Inc.†	898	1,446
Mersana Therapeutics, Inc.†	387	7,694
Mirati Therapeutics, Inc.†	310	37,606
Molecular Templates, Inc.†	204	2,238
Mustang Bio, Inc.†	242	745
Myriad Genetics, Inc.†	600	7,242
NantKwest, Inc.†	242	2,706
NeoGenomics, Inc.†	874	33,413
NextCure, Inc.†	139	1,240
NGM Biopharmaceuticals, Inc.†	198	3,621
Novavax, Inc.†	491	70,262
Omeros Corp.†	442	5,671
Oncocyte Corp.†	365	493
Oncternal Therapeutics, Inc. CVR†(1)	7	14
Organogenesis Holdings, Inc.†	171	629
Orgenesis, Inc.†	152	839
Osmotica Pharmaceuticals PLC†	101	540
Ovid therapeutics, Inc.†	361	2,328
Oyster Point Pharma, Inc.†	42	939
Pacific Biosciences of California, Inc.†	1,227	4,577
PDL BioPharma, Inc.†	959	3,050
Pfenex, Inc.†	15,723	111,476
Phathom Pharmaceuticals, Inc.†	91	3,027
Pieris Pharmaceuticals, Inc.†	418	1,074
Precigen, Inc.†	558	2,349
Prevail Therapeutics, Inc.†	120	1,796
Protara Therapeutics, Inc.†	17	424
Prothena Corp. PLC†	259	3,170
Provention Bio, Inc.†	357	3,709
PTC Therapeutics, Inc.†	521	24,138
Puma Biotechnology, Inc.†	9,167	94,512
Radius Health, Inc.†	383	4,807
RAPT Therapeutics, Inc.†	93	2,009
REGENXBIO, Inc.†	287	9,500
Replimune Group, Inc.†	145	2,896
Retrophin, Inc.†	7,670	152,480
REVOLUTION Medicines, Inc.†	124	2,991
Rigel Pharmaceuticals, Inc.†	1,433	3,296
Rocket Pharmaceuticals, Inc.†	287	6,753
Rubius Therapeutics, Inc.†	302	1,483
Sangamo Therapeutics, Inc.†	971	10,516
Satsuma Pharmaceuticals, Inc.†	78	1,842
Savara, Inc.†	391	778
Scholar Rock Holding Corp.†	192	2,168
Selecta Biosciences, Inc.†	572	1,361
Solid Biosciences, Inc.†	208	547
Sorrento Therapeutics, Inc.†	1,479	13,193
SpringWorks Therapeutics, Inc.†	179	7,631
Stoke Therapeutics, Inc.†	103	2,595
Strongbridge Biopharma PLC†	299	1,008

Sutro Biopharma, Inc.†	141	1,096
Syndax Pharmaceuticals, Inc.†	227	3,203
TCR2 Therapeutics, Inc.†	137	2,295
Tela Bio, Inc.†	46	535
Theravance Biopharma, Inc.†	388	7,535
Tobira Therapeutics, Inc. CVR(1)	104	0
Translate Bio, Inc.†	427	6,486
TransMedics Group, Inc.†	8,597	155,262
Turning Point Therapeutics, Inc.†	235	13,919
Twist Bioscience Corp.†	252	14,122
Tyme Technologies, Inc.†	553	658
Ultragenyx Pharmaceutical, Inc.†	478	37,360
UNITY Biotechnology, Inc.†	277	2,612
Vaxart, Inc.†	376	3,531
VBI Vaccines, Inc.†	1,448	5,893
Veracyte, Inc.†	422	15,053
Verastem, Inc.†	1,379	1,848
Vericel Corp.†	15,706	258,992
Veru, Inc.†	418	1,183
Viela Bio, Inc.†	169	6,187
Viking Therapeutics, Inc.†	553	3,882
Vir Biotechnology, Inc.†	390	18,626
VolitionRX, Ltd.†	198	640
WaVe Life Sciences, Ltd.†	173	1,519
X4 Pharmaceuticals, Inc.†	136	1,009
XBiotech, Inc.†	120	1,745
Xencor, Inc.†	468	14,082
XOMA Corp.†	51	852
Y-mAbs Therapeutics, Inc.†	252	8,853
Zentalis Pharmaceuticals, Inc.†	87	3,001
ZIOPHARM Oncology, Inc.†	1,798	5,340

		2,295,123

Medical-Drugs – 3.2%
89bio, Inc.†	25	759
AcelRx Pharmaceuticals, Inc.†	675	736
Aeglea BioTherapeutics, Inc.†	354	2,425
Aerie Pharmaceuticals, Inc.†	309	3,572
Agile Therapeutics, Inc.†	573	1,432
Aimmune Therapeutics, Inc.†	392	5,178
Akcea Therapeutics, Inc.†	139	1,507
Alector, Inc.†	390	6,111
Amphastar Pharmaceuticals, Inc.†	299	5,986
Aquestive Therapeutics, Inc.†	168	884
Athenex, Inc.†	621	6,589
Avenue Therapeutics, Inc.†	56	567
Axcella Health, Inc.†	81	364
Aytu BioScience, Inc.†	193	268
Beyond Air, Inc.†	110	683
Beyondspring, Inc.†	114	1,257
BioSpecifics Technologies Corp.†	4,396	275,453
Bioxcel Therapeutics, Inc.†	89	4,037
Cassava Sciences, Inc.†	195	618
Catalyst Biosciences, Inc.†	147	751
Catalyst Pharmaceuticals, Inc.†	42,027	180,716
Checkpoint Therapeutics, Inc.†	344	774
Chiasma, Inc.†	309	1,350
Chimerix, Inc.†	408	1,269
Cidara Therapeutics, Inc.†	282	1,029
Clovis Oncology, Inc.†	610	3,532
Coherus Biosciences, Inc.†	14,641	257,535
Collegium Pharmaceutical, Inc.†	289	4,560
Concert Pharmaceuticals, Inc.†	241	2,234
Corbus Pharmaceuticals Holdings, Inc.†	559	3,505
Corcept Therapeutics, Inc.†	809	12,095
Cyclerion Therapeutics, Inc.†	187	714
Cytokinetics, Inc.†	472	10,205
Durect Corp.†	1,668	3,269
Eagle Pharmaceuticals, Inc.†	92	4,268
Eloxx Pharmaceuticals, Inc.†	225	628
Enanta Pharmaceuticals, Inc.†	161	7,382
Eton Pharmaceuticals, Inc.†	124	828
Fortress Biotech, Inc.†	490	1,360
Fulcrum Therapeutics, Inc.†	105	1,666
Galectin Therapeutics, Inc.†	314	820
Gritstone Oncology, Inc.†	251	804
Harpoon Therapeutics,, Inc..†	89	980
Harrow Health, Inc.†	189	1,036
Hookipa Pharma, Inc.†	105	1,014
Ideaya Biosciences, Inc.†	101	1,274
IMARA, Inc.†	42	848
Intellia Therapeutics, Inc.†	4,320	76,939
Intra-Cellular Therapies, Inc.†	464	9,199
Ironwood Pharmaceuticals, Inc.†	1,346	12,343
Jounce Therapeutics, Inc.†	146	669
Kadmon Holdings, Inc.†	1,360	4,978
Kala Pharmaceuticals, Inc.†	334	2,922
KalVista Pharmaceuticals, Inc.†	115	1,130
Kura Oncology, Inc.†	447	7,349
Lannett Co., Inc.†	268	1,595
Madrigal Pharmaceuticals, Inc.†	74	7,593
Mallinckrodt PLC†	715	1,594
Marinus Pharmaceuticals, Inc.†	714	1,200
MediciNova, Inc.†	355	2,208
Minerva Neurosciences, Inc.†	275	958
Mirum Pharmaceuticals, Inc.†	44	972
Morphic Holding, Inc.†	115	2,589
MyoKardia, Inc.†	419	37,764
Neoleukin Therapeutics, Inc.†	250	2,420
Neubase Therapeutics, Inc.†	146	1,086
NeuroBo Pharmaceuticals, Inc.†	36	231
Ocular Therapeutix, Inc.†	432	3,387
Odonate Therapeutics, Inc.†	110	4,001
Optinose, Inc.†	260	1,325
ORIC Pharmaceuticals, Inc.†	73	1,465
Pacira BioSciences, Inc.†	349	18,361
Paratek Pharmaceuticals, Inc.†	344	1,503
Passage Bio, Inc.†	115	1,799
PhaseBio Pharmaceuticals, Inc.†	126	504
Prestige Consumer Healthcare, Inc.†	424	15,769
Principia Biopharma, Inc.†	248	20,733
Progenics Pharmaceuticals, Inc. CVR(1)†	722	0
Protagonist Therapeutics, Inc.†	190	2,989
Relmada Therapeutics, Inc.†	119	4,328
Rhythm Pharmaceuticals, Inc.†	283	5,439
Rockwell Medical, Inc.†	577	992
scPharmaceuticals, Inc.†	45	337
Seres Therapeutics, Inc.†	371	1,388
SIGA Technologies, Inc.†	456	2,928

Spectrum Pharmaceuticals, Inc.†	972	2,906
Spero Therapeutics, Inc.†	121	1,416
Supernus Pharmaceuticals, Inc.†	411	9,151
Syros Pharmaceuticals, Inc.†	350	3,321
TG Therapeutics, Inc.†	814	15,938
TherapeuticsMD, Inc.†	1,992	3,685
Tricida, Inc.†	238	3,184
UroGen Pharma, Ltd.†	163	3,601
Vanda Pharmaceuticals, Inc.†	453	4,566
Verrica Pharmaceuticals, Inc.†	105	689
Voyager Therapeutics, Inc.†	218	2,413
vTv Therapeutics, Inc., Class A†	82	193
Xeris Pharmaceuticals, Inc.†	315	901
Zogenix, Inc.†	469	11,158

		1,150,981

Medical-Generic Drugs – 0.1%
Amneal Pharmaceuticals, Inc.†	836	3,620
Arvinas, Inc.†	247	7,780
Endo International PLC†	1,910	6,647
Momenta Pharmaceuticals, Inc.†	994	29,313

		47,360

Medical-HMO – 0.1%
Magellan Health, Inc.†	197	14,612
Tivity Health, Inc.†	365	4,789
Triple-S Management Corp., Class B†	194	3,775

		23,176

Medical-Hospitals – 0.1%
Community Health Systems, Inc.†	719	3,580
Select Medical Holdings Corp.†	916	17,441
Surgery Partners, Inc.†	190	2,901
Tenet Healthcare Corp.†	881	23,294

		47,216

Medical-Nursing Homes – 0.1%
Ensign Group, Inc.	431	19,822
National HealthCare Corp.	106	6,288

		26,110

Medical-Outpatient/Home Medical – 1.8%
Addus HomeCare Corp.†	2,400	231,384
Joint Corp.†	15,722	227,026
LHC Group, Inc.†	256	49,948
Pennant Group, Inc.†	5,057	126,728
Providence Service Corp.†	102	8,263

		643,349

Medical-Wholesale Drug Distribution – 0.1%
AdaptHealth Corp.†	66	1,286
Covetrus, Inc.†	828	18,348
Evofem Biosciences, Inc.†	396	1,184
Owens & Minor, Inc.	525	8,442

		29,260

Metal Processors & Fabrication – 0.2%
AZZ, Inc.	220	6,948
Helios Technologies, Inc.	248	9,382
Lawson Products, Inc.†	37	1,106
LB Foster Co., Class A†	85	1,195
Mayville Engineering Co., Inc.†	61	463
Mueller Industries, Inc.	471	13,169
Park-Ohio Holdings Corp.	73	1,053
RBC Bearings, Inc.†	208	25,463
Rexnord Corp.	898	26,015
Tredegar Corp.	221	3,509

		88,303

Metal Products-Distribution – 0.0%
Olympic Steel, Inc.	77	815
Ryerson Holding Corp.†	135	760
Worthington Industries, Inc.	313	11,712

		13,287

Metal Products-Fasteners – 0.0%
Eastern Co.	45	734

Metal-Aluminum – 0.1%
Alcoa Corp.†	1,580	20,540
Arconic Corp.†	839	13,667
Century Aluminum Co.†	426	3,711
Kaiser Aluminum Corp.	133	8,239

		46,157

Metal-Diversified – 0.0%
Ferroglobe Representation & Warranty Trust(1)	777	0

Metal-Iron – 0.0%
Cleveland-Cliffs, Inc.	3,331	17,255

Miscellaneous Manufacturing – 0.1%
Hillenbrand, Inc.	625	18,269
John Bean Technologies Corp.	264	24,752

		43,021

Motion Pictures & Services – 0.0%
Eros International PLC†	616	1,749
IMAX Corp.†	417	4,708

		6,457

MRI/Medical Diagnostic Imaging – 0.6%
RadNet, Inc.†	12,725	202,200

Multimedia – 0.0%
E.W. Scripps Co., Class A	473	5,383
Entravision Communications Corp., Class A	496	654
Media General, Inc. CVR(1)	1,299	0

		6,037

Networking Products – 0.7%
A10 Networks, Inc.†	520	4,202
Calix, Inc.†	410	8,409
Extreme Networks, Inc.†	983	4,473
Infinera Corp.†	1,313	10,359
Inseego Corp.†	575	7,751
NeoPhotonics Corp.†	24,061	219,196
NETGEAR, Inc.†	246	7,564

		261,954

Night Clubs – 0.0%
RCI Hospitality Holdings, Inc.	73	882

Non-Ferrous Metals – 0.0%
Energy Fuels, Inc.†	984	1,683
Uranium Energy Corp.†	1,532	1,483

		3,166

Non-Hazardous Waste Disposal – 0.1%
Advanced Disposal Services, Inc.†	623	18,790
Casella Waste Systems, Inc., Class A†	388	21,499
Covanta Holding Corp.	1,000	9,840

		50,129

Office Automation & Equipment – 0.0%
Pitney Bowes, Inc.	1,461	4,880

Office Furnishings-Original – 0.1%
CompX International, Inc.	14	194
Herman Miller, Inc.	497	11,645
HNI Corp.	360	10,692
Interface, Inc.	492	3,926
Kimball International, Inc., Class B	304	3,326
Knoll, Inc.	422	4,941
Steelcase, Inc., Class A	728	7,811

		42,535

Office Supplies & Forms – 0.0%
ACCO Brands Corp.	779	5,079

Oil & Gas Drilling – 0.1%
Nabors Industries, Ltd.	59	2,502
Patterson-UTI Energy, Inc.	1,544	5,983
ProPetro Holding Corp.†	676	3,630
Transocean, Ltd.†	4,931	10,060

		22,175

Oil Companies-Exploration & Production – 0.3%
Antero Resources Corp.†	2,047	6,059
Berry Corp.	571	2,687
Bonanza Creek Energy, Inc.†	159	2,892
Brigham Minerals, Inc., Class A	255	2,825
CNX Resources Corp.†	1,565	15,102
Comstock Resources, Inc.†	169	906
Contango Oil & Gas Co.†	756	1,346
Earthstone Energy, Inc., Class A†	196	515
Evolution Petroleum Corp.	238	624
Falcon Minerals Corp.	326	818
Goodrich Petroleum Corp.†	78	581
Gulfport Energy Corp.†	1,356	1,370
Kosmos Energy, Ltd.	3,400	5,474
Magnolia Oil & Gas Corp., Class A†	1,057	6,321
Matador Resources Co.†	930	8,072
Montage Resources Corp., Class A†	181	776
Ovintiv, Inc.	2,208	21,396
PDC Energy, Inc.†	841	11,993
Penn Virginia Corp.†	115	1,140
PrimeEnergy Resources Corp.†	4	285
Range Resources Corp.	1,806	11,667
SM Energy Co.	950	2,802
Southwestern Energy Co.†	4,584	11,139
Talos Energy, Inc.†	93	633
Tellurian, Inc.†	1,230	1,097
W&T Offshore, Inc.†	795	1,797
Whiting Petroleum Corp.†	759	592

		120,909

Oil Field Machinery & Equipment – 0.0%
Dril-Quip, Inc.†	295	9,820
Exterran Corp.†	220	1,093
Thermon Group Holdings, Inc.†	276	3,740
US Silica Holdings, Inc.	622	2,196

		16,849

Oil Refining & Marketing – 0.2%
Adams Resources & Energy, Inc.	19	402
CVR Energy, Inc.	250	4,800
Delek US Holdings, Inc.	527	9,212
Murphy USA, Inc.†	233	30,852
Par Pacific Holdings, Inc.†	337	2,497
PBF Energy, Inc., Class A	814	7,065
Trecora Resources†	204	1,173

		56,001

Oil-Field Services – 0.2%
Archrock, Inc.	1,094	7,286
ChampionX Corp.†	1,567	14,902
DMC Global, Inc.	123	3,614
Frank’s International NV†	1,307	2,980
Helix Energy Solutions Group, Inc.†	1,203	5,041
Liberty Oilfield Services, Inc., Class A	531	3,000
Matrix Service Co.†	218	1,909
MRC Global, Inc.†	663	3,945
National Energy Services Reunited Corp.†	174	1,164
Newpark Resources, Inc.†	750	1,417
NexTier Oilfield Solutions, Inc.†	1,365	3,440
NOW, Inc.†	924	7,281
Oceaneering International, Inc.†	837	4,704
Oil States International, Inc.†	508	2,276
RPC, Inc.†	485	1,440
Select Energy Services, Inc., Class A†	497	2,207
Solaris Oilfield Infrastructure, Inc., Class A	243	1,764

		68,370

Optical Supplies – 0.1%
STAAR Surgical Co.†	380	22,112

Paper & Related Products – 0.1%
Clearwater Paper Corp.†	136	5,021
Domtar Corp.	463	9,719
Neenah, Inc.	141	6,290
P.H. Glatfelter Co.	369	5,878
Schweitzer-Mauduit International, Inc.	262	8,523
Verso Corp., Class A	296	3,614

		39,045

Pastoral & Agricultural – 0.1%
Darling Ingredients, Inc.†	1,357	37,901

Patient Monitoring Equipment – 0.0%
CareDx, Inc.†	361	12,039

Pharmacy Services – 0.0%
Option Care Health, Inc.†	286	3,369

Physical Therapy/Rehabilitation Centers – 0.0%
U.S. Physical Therapy, Inc.	107	8,887

Physicians Practice Management – 0.0%
Apollo Medical Holdings, Inc.†	85	1,424

Pipelines – 0.0%
NextDecade Corp.†	177	274

Pollution Control – 0.0%
CECO Environmental Corp.†	261	1,749

Poultry – 0.1%
Sanderson Farms, Inc.	170	18,954

Power Converter/Supply Equipment – 0.0%
Powell Industries, Inc.	76	2,018
Vicor Corp.†	150	12,220

		14,238

Precious Metals – 0.1%
Coeur Mining, Inc.†	2,042	16,193
Hecla Mining Co.	4,401	24,294

		40,487

Printing-Commercial – 0.1%
Cimpress PLC†	150	15,000
Deluxe Corp.	352	9,937
Ennis, Inc.	216	3,737
Quad/Graphics, Inc.	280	871

		29,545

Private Equity – 0.0%
Kennedy-Wilson Holdings, Inc.	1,031	15,300

Professional Sports – 0.0%
Liberty Media Corp. – Liberty Braves, Series A†	84	1,588
Liberty Media Corp. – Liberty Braves, Series C†	306	5,707

		7,295

Protection/Safety – 0.4%
Genasys, Inc.†	32,080	134,736
ShotSpotter, Inc.†	68	1,567
Vivint Smart Home, Inc.†	588	9,026

		145,329

Publishing-Books – 0.0%
Gannett Co, Inc.	1,109	1,641
Houghton Mifflin Harcourt Co.†	890	2,635
Scholastic Corp.	245	5,863

		10,139

Publishing-Newspapers – 0.1%
TEGNA, Inc.	1,850	21,793
Tribune Publishing Co.	132	1,287

		23,080

Publishing-Periodicals – 0.0%
Meredith Corp.	334	4,796
Value Line, Inc.	9	222

		5,018

Quarrying – 0.0%
Compass Minerals International, Inc.	288	14,671

Racetracks – 0.2%
Churchill Downs, Inc.	321	44,465
Penn National Gaming, Inc.†	1,129	38,217

		82,682

Radio – 0.0%
Entercom Communications Corp., Class A	989	1,385
iHeartMedia, Inc., Class A†Class A	505	4,222
Saga Communications, Inc., Class A	32	748

		6,355

Real Estate Investment Trusts – 3.8%
Acadia Realty Trust	715	8,609
Agree Realty Corp.	449	30,070
Alexander & Baldwin, Inc.	608	7,187
Alexander’s, Inc.	18	4,532
Alpine Income Property Trust, Inc.	57	800
American Assets Trust, Inc.	424	11,448
American Finance Trust, Inc.	921	6,728
Anworth Mtg. Asset Corp.	827	1,497
Apollo Commercial Real Estate Finance, Inc.	1,303	12,118
Arbor Realty Trust, Inc.	870	8,865
Ares Commercial Real Estate Corp.	259	2,365
Armada Hoffler Properties, Inc.	473	4,560
ARMOUR Residential REIT, Inc.	540	5,044
Blackstone Mtg. Trust, Inc., Class A	1,161	27,945
Bluerock Residential Growth REIT, Inc.	196	1,419
Broadmark Realty Capital, Inc.	1,085	10,004
BRT Apartments Corp.	84	867
Capstead Mtg. Corp.	804	4,945
CareTrust REIT, Inc.	806	14,524
CatchMark Timber Trust, Inc., Class A	411	4,011
Chatham Lodging Trust	391	2,037
Cherry Hill Mtg. Investment Corp.	128	1,181
Chimera Investment Corp.	1,619	14,555
CIM Commercial Trust Corp.	93	949
City Office REIT, Inc.	396	3,425
Clipper Realty, Inc.	125	835
Colony Capital, Inc.	4,095	7,862
Colony Credit Real Estate, Inc.	709	4,467
Columbia Property Trust, Inc.	966	11,553
Community Healthcare Trust, Inc.	178	8,140
CoreCivic, Inc.	1,009	8,990
CorEnergy Infrastructure Trust, Inc.	116	1,016
CorePoint Lodging, Inc.	331	1,850
DiamondRock Hospitality Co.	1,684	7,780
Diversified Healthcare Trust	2,000	7,790
Dynex Capital, Inc.	187	2,889
Easterly Government Properties, Inc.	636	15,550
EastGroup Properties, Inc.	326	43,247
Ellington Residential Mortgage REIT	76	840
Essential Properties Realty Trust, Inc.	770	12,397
Farmland Partners, Inc.	220	1,520
Four Corners Property Trust, Inc.	593	14,944
Franklin Street Properties Corp.	876	4,599
Front Yard Residential Corp.	422	3,659
GEO Group, Inc.	993	10,556
Getty Realty Corp.	285	8,445
Gladstone Commercial Corp.	284	5,169
Gladstone Land Corp.	160	2,573

Global Medical REIT, Inc.	346	4,114
Global Net Lease, Inc.	760	12,654
Granite Point Mtg. Trust, Inc.	461	3,130
Great Ajax Corp.	174	1,500
Healthcare Realty Trust, Inc.	1,140	33,402
Hersha Hospitality Trust	287	1,366
Independence Realty Trust, Inc.	799	9,188
Industrial Logistics Properties Trust	548	11,568
Innovative Industrial Properties, Inc.	141	14,696
Invesco Mtg. Capital, Inc.	1,537	4,719
Investors Real Estate Trust	103	7,447
iStar, Inc.	626	7,268
Jernigan Capital, Inc.	188	2,634
Kite Realty Group Trust	700	6,909
KKR Real Estate Finance Trust, Inc.	241	4,013
Ladder Capital Corp.	891	6,923
Lexington Realty Trust	2,159	25,044
LTC Properties, Inc.	328	12,185
Macerich Co.	1,197	9,133
Mack-Cali Realty Corp.	767	11,060
MFA Financial, Inc.	3,827	10,065
Monmouth Real Estate Investment Corp.	801	11,558
National Health Investors, Inc.	363	22,506
National Storage Affiliates Trust	522	16,088
New Senior Investment Group, Inc.	691	2,349
New York Mtg. Trust, Inc.	3,195	8,371
NexPoint Residential Trust, Inc.	6,456	246,813
Office Properties Income Trust	403	10,135
One Liberty Properties, Inc.	134	2,274
Orchid Island Capital, Inc.	561	2,884
Pebblebrook Hotel Trust	1,098	11,639
PennyMac Mtg. Investment Trust	836	15,759
Physicians Realty Trust	1,713	30,903
Piedmont Office Realty Trust, Inc., Class A	1,064	17,247
Plymouth Industrial REIT, Inc.	124	1,645
PotlatchDeltic Corp.	553	23,674
Preferred Apartment Communities, Inc., Class A	401	2,899
PS Business Parks, Inc.	170	23,451
QTS Realty Trust, Inc., Class A	507	36,479
Ready Capital Corp.	308	2,470
Redwood Trust, Inc.	969	6,909
Retail Opportunity Investments Corp.	963	10,468
Retail Properties of America, Inc., Class A	1,809	11,505
Retail Value, Inc.	138	1,747
RLJ Lodging Trust	1,384	11,086
RPT Realty	680	4,230
Ryman Hospitality Properties, Inc.	426	13,641
Sabra Health Care REIT, Inc.	1,733	25,544
Saul Centers, Inc.	101	3,102
Seritage Growth Properties, Class A†	287	2,672
Service Properties Trust	1,383	9,266
SITE Centers Corp.	1,292	9,470
STAG Industrial, Inc.	1,264	41,206
Summit Hotel Properties, Inc.	872	4,517
Sunstone Hotel Investors, Inc.	1,813	13,561
Tanger Factory Outlet Centers, Inc.	764	4,913
Terreno Realty Corp.	562	34,147
TPG RE Finance Trust, Inc.	506	4,392
Two Harbors Investment Corp.	2,310	12,543
UMH Properties, Inc.	309	3,801
Uniti Group, Inc.	1,630	16,137
Universal Health Realty Income Trust	108	7,515
Urban Edge Properties	979	10,260
Urstadt Biddle Properties, Inc., Class A	251	2,462
Washington Real Estate Investment Trust	696	15,563
Western Asset Mtg. Capital Corp.	441	930
Whitestone REIT	336	2,218
Xenia Hotels & Resorts, Inc.	956	7,610

		1,355,933

Real Estate Management/Services – 0.2%
Cushman & Wakefield PLC†	932	9,973
eXp World Holdings, Inc.†	201	3,994
Marcus & Millichap, Inc.†	196	5,339
Maui Land & Pineapple Co., Inc.†	57	593
Newmark Group, Inc., Class A	1,205	4,904
RE/MAX Holdings, Inc., Class A	150	4,856
Realogy Holdings Corp.	967	8,761
Redfin Corp.†	809	33,638
RMR Group, Inc., Class A	128	3,681
Safehold, Inc.	146	7,363

		83,102

Real Estate Operations & Development – 0.1%
American Realty Investors, Inc.†	9	83
CTO Realty Growth, Inc.	39	1,546
FRP Holdings, Inc.†	57	2,230
Griffin Industrial Realty, Inc.	22	1,082
Legacy Housing Corp.†	70	962
McGrath RentCorp	203	11,778
Stratus Properties, Inc.†	50	955
Transcontinental Realty Investors, Inc.†	11	259

		18,895

Recreational Centers – 0.0%
OneSpaWorld Holdings, Ltd.	381	2,118

Recreational Vehicles – 1.7%
Camping World Holdings, Inc., Class A	277	10,144
Malibu Boats, Inc., Class A†	5,233	307,596
Marine Products Corp.	60	770
MasterCraft Boat Holdings, Inc.†	14,209	294,126
OneWater Marine, Inc., Class A†	39	975

		613,611

Recycling – 0.0%
Harsco Corp.†	659	10,518

Rental Auto/Equipment – 0.2%
Aaron’s, Inc.	569	29,691
Alta Equipment Group, Inc.†	144	1,094
Avis Budget Group, Inc.†	444	11,500
CAI International, Inc.†	138	2,375
Herc Holdings, Inc.†	205	6,876
Hertz Global Holdings, Inc.†	735	1,066
Nesco Holdings, Inc.†	112	376

Rent-A-Center, Inc.	409	11,828
Textainer Group Holdings, Ltd.†	448	3,781

		68,587

Resorts/Theme Parks – 0.1%
Marriott Vacations Worldwide Corp.	341	28,869
SeaWorld Entertainment, Inc.†	429	6,208

		35,077

Retail-Apparel/Shoe – 0.2%
Abercrombie & Fitch Co., Class A	519	4,998
American Eagle Outfitters, Inc.	1,272	12,720
Boot Barn Holdings, Inc.†	241	4,666
Buckle, Inc.	244	3,911
Caleres, Inc.	324	2,044
Cato Corp., Class A	176	1,265
Chico’s FAS, Inc.	1,002	1,273
Children’s Place, Inc.	119	2,905
Designer Brands, Inc., Class A	520	3,073
Duluth Holdings, Inc., Class B†	93	687
Express, Inc.†	536	541
Genesco, Inc.†	120	1,866
Guess?, Inc.	368	3,805
Shoe Carnival, Inc.	78	1,915
Tilly’s, Inc., Class A	187	1,124
Urban Outfitters, Inc.†	582	9,626
Vera Bradley, Inc.†	173	759
Winmark Corp.	25	3,975

		61,153

Retail-Appliances – 0.0%
Conn’s, Inc.†	147	1,464

Retail-Arts & Crafts – 0.0%
Michaels Cos., Inc.†	628	4,509

Retail-Automobile – 0.3%
America’s Car-Mart, Inc.†	52	4,948
Asbury Automotive Group, Inc.†	162	16,224
Group 1 Automotive, Inc.	147	12,351
Lithia Motors, Inc., Class A	186	42,622
Rush Enterprises, Inc., Class A	226	10,753
Rush Enterprises, Inc., Class B	37	1,473
Sonic Automotive, Inc., Class A	201	7,662

		96,033

Retail-Bedding – 0.0%
Bed Bath & Beyond, Inc.	1,070	11,577

Retail-Building Products – 0.7%
Aspen Aerogels, Inc.†	172	1,092
At Home Group, Inc.†	405	5,030
Beacon Roofing Supply, Inc.†	461	14,365
BMC Stock Holdings, Inc.†	567	14,515
Foundation Building Materials, Inc.†	14,028	192,605
GMS, Inc.†	351	8,224

		235,831

Retail-Computer Equipment – 0.0%
PC Connection, Inc.	93	4,064

Retail-Discount – 0.2%
Big Lots, Inc.	331	13,022
BJ’s Wholesale Club Holdings, Inc.†	1,155	46,258
Citi Trends, Inc.	92	1,584

		60,864

Retail-Drug Store – 0.0%
OptimizeRx Corp.†	121	1,712
Rite Aid Corp.†	462	7,004

		8,716

Retail-Floor Coverings – 0.0%
Lumber Liquidators Holdings, Inc.†	241	5,379

Retail-Gardening Products – 0.0%
GrowGeneration Corp.†	242	2,042

Retail-Hair Salons – 0.0%
Regis Corp.†	199	1,528

Retail-Home Furnishings – 0.2%
Haverty Furniture Cos., Inc.	142	2,019
La-Z-Boy, Inc.	376	10,701
Lovesac Co.†	75	2,383
RH†	141	40,528

		55,631

Retail-Jewelry – 0.0%
Envela Corp.†	65	275
Movado Group, Inc.	133	1,282
Signet Jewelers, Ltd.	440	4,726

		6,283

Retail-Leisure Products – 0.0%
MarineMax, Inc.†	174	4,827

Retail-Misc./Diversified – 0.1%
Container Store Group, Inc.†	134	462
Gaia, Inc.†	99	909
GameStop Corp., Class A†	482	1,933
Hudson, Ltd., Class A†	334	1,463
PriceSmart, Inc.	192	12,551
Sally Beauty Holdings, Inc.†	951	11,041

		28,359

Retail-Office Supplies – 0.0%
ODP Corp.	440	9,711

Retail-Pawn Shops – 0.1%
FirstCash, Inc.	343	19,771

Retail-Pet Food & Supplies – 1.4%
Freshpet, Inc.†	327	31,408
PetIQ, Inc.†	8,046	293,599
PetMed Express, Inc.	5,275	164,580

		489,587

Retail-Petroleum Products – 0.0%
World Fuel Services Corp.	527	12,400

Retail-Regional Department Stores – 0.1%
Dillard’s, Inc., Class A	64	1,507
Macy’s, Inc.	2,634	15,962

		17,469

Retail-Restaurants – 0.7%
Biglari Holdings, Inc., Class A†	1	316
Biglari Holdings, Inc., Class B†	8	519
BJ’s Restaurants, Inc.	157	3,149
Bloomin’ Brands, Inc.	738	8,502
Brinker International, Inc.	369	9,922

Cannae Holdings, Inc.†	714	26,904
Carrols Restaurant Group, Inc.†	298	1,830
Cheesecake Factory, Inc.	357	8,568
Chuy’s Holdings, Inc.†	140	2,227
Cracker Barrel Old Country Store, Inc.	202	22,315
Dave & Buster’s Entertainment, Inc.	392	4,837
Del Taco Restaurants, Inc.†	251	1,920
Denny’s Corp.†	458	4,069
Dine Brands Global, Inc.	131	5,951
El Pollo Loco Holdings, Inc.†	151	2,984
Fiesta Restaurant Group, Inc.†	152	985
Jack in the Box, Inc.	191	15,683
Kura Sushi USA, Inc., Class A†	28	291
Noodles & Co.†	263	1,828
Papa John’s International, Inc.	273	25,845
Red Robin Gourmet Burgers, Inc.†	108	944
Ruth’s Hospitality Group, Inc.	224	1,500
Shake Shack, Inc., Class A†	296	14,371
Texas Roadhouse, Inc.	554	31,129
Waitr Holdings, Inc.†	641	3,423
Wingstop, Inc.	250	39,063

		239,075

Retail-Sporting Goods – 0.5%
Hibbett Sports, Inc.†	139	3,223
Sportsman’s Warehouse Holdings, Inc.†	9,761	157,055
Zumiez, Inc.†	176	4,066

		164,344

Retail-Vision Service Center – 0.1%
National Vision Holdings, Inc.†	678	21,689

Retirement/Aged Care – 0.0%
Brookdale Senior Living, Inc.†	1,549	4,291
Five Star Senior Living, Inc.†	159	722

		5,013

Rubber-Tires – 0.1%
Cooper Tire & Rubber Co.	425	13,201
Goodyear Tire & Rubber Co.	1,950	17,569

		30,770

Rubber/Plastic Products – 0.1%
Myers Industries, Inc.	302	4,548
Proto Labs, Inc.†	225	27,027
Raven Industries, Inc.	301	6,505
Trinseo SA	323	7,009

		45,089

Satellite Telecom – 0.1%
Gogo, Inc.†	484	1,409
Iridium Communications, Inc.†	992	27,171
KVH Industries, Inc.†	137	1,112
Loral Space & Communications, Inc.	108	1,962

		31,654

Savings & Loans/Thrifts – 0.4%
Axos Financial, Inc.†	487	10,914
Banc of California, Inc.	377	4,041
BankFinancial Corp.	113	824
Berkshire Hills Bancorp, Inc.	377	3,755
Brookline Bancorp, Inc.	654	6,275
Capitol Federal Financial, Inc.	1,119	10,798
Community Bankers Trust Corp.	184	949
Dime Community Bancshares, Inc.	242	2,842
Eagle Bancorp Montana, Inc.	53	819
ESSA Bancorp, Inc.	79	995
First Capital, Inc.	27	1,445
First Savings Financial Group, Inc.	16	680
Flushing Financial Corp.	227	2,515
FS Bancorp, Inc.	32	1,216
Greene County Bancorp, Inc.	26	560
Hingham Institution for Savings	12	2,112
Home Bancorp, Inc.	65	1,520
HomeTrust Bancshares, Inc.	132	1,903
Investors Bancorp, Inc.	1,945	15,793
Meridian Bancorp, Inc.	395	4,505
Northfield Bancorp, Inc.	373	3,585
Northwest Bancshares, Inc.	989	9,742
OceanFirst Financial Corp.	490	7,507
Oconee Federal Financial Corp.	9	229
Pacific Premier Bancorp, Inc.	711	14,938
Provident Financial Holdings, Inc.	51	622
Provident Financial Services, Inc.	513	7,002
Prudential Bancorp, Inc.	72	806
Riverview Bancorp, Inc.	182	888
Southern Missouri Bancorp, Inc.	65	1,418
Territorial Bancorp, Inc.	66	1,450
Timberland Bancorp, Inc.	63	1,050
Washington Federal, Inc.	637	14,868
Waterstone Financial, Inc.	191	2,919
WSFS Financial Corp.	423	12,068

		153,553

Schools – 0.2%
Adtalem Global Education, Inc.†	439	15,075
American Public Education, Inc.†	122	3,551
Aspen Group, Inc.†	156	1,373
K12, Inc.†	337	15,431
Laureate Education, Inc., Class A†	907	11,501
Perdoceo Education Corp.†	584	8,410
Strategic Education, Inc.	185	23,349
Universal Technical Institute, Inc.†	243	1,805

		80,495

Security Services – 0.1%
Brink’s Co.	424	18,804

Semiconductor Components-Integrated Circuits – 0.1%
MaxLinear, Inc.†	564	14,297
Power Integrations, Inc.	249	30,386

		44,683

Semiconductor Equipment – 1.3%
Aehr Test Systems†	49,035	100,522
Axcelis Technologies, Inc.†	276	8,120
Brooks Automation, Inc.	613	33,378
Cabot Microelectronics Corp.	245	36,926
Cohu, Inc.	347	6,534
FormFactor, Inc.†	644	18,573
Onto Innovation, Inc.†	400	15,128
Ultra Clean Holdings, Inc.†	8,374	251,974
Veeco Instruments, Inc.†	410	5,543

		476,698

Silver Mining – 0.0%
Pan American Silver Corp. CVR†	3,628	3,029

Software Tools – 0.6%
Digital Turbine, Inc.†	15,897	220,650

Steel Pipe & Tube – 0.1%
Advanced Drainage Systems, Inc.	417	20,433
Northwest Pipe Co.†	81	2,013
Omega Flex, Inc.	24	2,922
TimkenSteel Corp.†	379	1,391

		26,759

Steel-Producers – 0.1%
Carpenter Technology Corp.	400	8,944
Commercial Metals Co.	1,003	20,742
Schnitzer Steel Industries, Inc., Class A	218	4,011
United States Steel Corp.	1,848	12,308

		46,005

Steel-Specialty – 0.0%
Allegheny Technologies, Inc.†	1,070	9,298

Superconductor Product & Systems – 0.0%
American Superconductor Corp.†	185	1,721

SupraNational Banks – 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	261	3,046

Telecom Equipment-Fiber Optics – 1.2%
Clearfield, Inc.†	12,365	230,483
Luna Innovations, Inc.†	38,216	216,685

		447,168

Telecom Services – 0.8%
ATN International, Inc.	94	5,417
Consolidated Communications Holdings, Inc.†	614	4,482
GTT Communications, Inc.†	269	1,695
HC2 Holdings, Inc.†	369	1,000
Ooma, Inc.†	16,578	250,991
ORBCOMM, Inc.†	624	2,627
Spok Holdings, Inc.	149	1,493
Vonage Holdings Corp.†	1,953	23,338

		291,043

Telecommunication Equipment – 0.7%
Acacia Communications, Inc.†	328	22,298
ADTRAN, Inc.	403	5,005
DASAN Zhone Solutions, Inc.†	101	1,021
Harmonic, Inc.†	800	4,464
PC-Tel, Inc.	26,289	172,193
Plantronics, Inc.	283	5,657
Preformed Line Products Co.	26	1,281
Viavi Solutions, Inc.†	1,927	26,650

		238,569

Telephone-Integrated – 0.1%
Alaska Communications Systems Group, Inc.	437	996
Cincinnati Bell, Inc.†	423	6,349
IDT Corp., Class B†	128	833
Shenandoah Telecommunications Co.	406	20,410

		28,588

Television – 0.1%
AMC Networks, Inc., Class A†	327	7,554
Central European Media Enterprises, Ltd., Class A†	751	2,989
Gray Television, Inc.†	753	10,798
Sinclair Broadcast Group, Inc., Class A	438	9,023

		30,364

Textile-Apparel – 0.0%
Unifi, Inc.†	116	1,387

Theaters – 0.0%
AMC Entertainment Holdings, Inc., Class A	439	1,773
Cinemark Holdings, Inc.	901	10,659

		12,432

Therapeutics – 0.6%
Akebia Therapeutics, Inc.†	1,098	12,265
Anika Therapeutics, Inc.†	118	4,295
Axsome Therapeutics, Inc.†	234	16,691
CorMedix, Inc.†	218	970
Fennec Pharmaceuticals, Inc.†	18,908	159,678
Flexion Therapeutics, Inc.†	289	3,922
G1 Therapeutics, Inc.†	288	4,225
La Jolla Pharmaceutical Co.†	152	605
MannKind Corp.†	1,795	2,800
Recro Pharma, Inc.†	163	667

		206,118

Tobacco – 0.8%
Greenlane Holdings, Inc., Class A†	87	336
Turning Point Brands, Inc.	8,092	266,065
Universal Corp.	205	8,643
Vector Group, Ltd.	1,138	10,037

		285,081

Toys – 0.0%
Funko, Inc., Class A†	203	1,125

Traffic Management Sys – 0.0%
Arlo Technologies, Inc.†	654	2,760

Transactional Software – 0.0%
Synchronoss Technologies, Inc.†	337	1,112

Transport-Air Freight – 0.9%
Air Transport Services Group, Inc.†	12,624	307,647
Atlas Air Worldwide Holdings, Inc.†	217	11,301

		318,948

Transport-Equipment & Leasing – 0.1%
GATX Corp.	294	17,931
General Finance Corp.†	88	517
Greenbrier Cos., Inc.	272	6,999
Willis Lease Finance Corp.†	25	488

		25,935

Transport-Marine – 0.5%
Ardmore Shipping Corp.	283	1,163
Costamare, Inc.	418	1,902
DHT Holdings, Inc.	940	5,339

Diamond S Shipping, Inc.†	231	2,028
Dorian LPG, Ltd.†	15,923	135,982
Eagle Bulk Shipping, Inc.†	373	906
Frontline, Ltd.	995	7,960
Genco Shipping & Trading, Ltd.	144	978
Golar LNG, Ltd.†	768	5,760
International Seaways, Inc.	209	3,609
Nordic American Tankers, Ltd.	1,216	5,533
Overseas Shipholding Group, Inc., Class A†	557	1,287
Pangaea Logistics Solutions, Ltd.	89	182
Safe Bulkers, Inc.†	438	583
Scorpio Bulkers, Inc.	46	674
Scorpio Tankers, Inc.	431	5,698
SEACOR Holdings, Inc.†	162	4,711
SFL Corp., Ltd.	787	6,540
Tidewater, Inc.†	341	2,121

		192,956

Transport-Services – 0.6%
Bristow Group, Inc.†	56	897
CryoPort, Inc.†	283	9,379
Daseke, Inc.†	384	1,601
Echo Global Logistics, Inc.†	221	5,539
Forward Air Corp.	235	12,218
Hub Group, Inc., Class A†	276	14,600
Matson, Inc.	361	13,148
Radiant Logistics, Inc.†	330	1,402
Universal Logistics Holdings, Inc.	8,986	165,073

		223,857

Transport-Truck – 0.2%
ArcBest Corp.	212	6,443
Covenant Transportation Group, Inc., Class A†	107	1,803
Heartland Express, Inc.	383	7,769
Marten Transport, Ltd.	333	8,864
P.A.M. Transportation Services, Inc.†	15	421
Saia, Inc.†	222	26,518
US Xpress Enterprises, Inc., Class A†	187	1,713
Werner Enterprises, Inc.	514	22,608

		76,139

Travel Services – 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	613	1,520

Venture Capital – 0.0%
Safeguard Scientifics, Inc.	165	939

Veterinary Diagnostics – 0.1%
Heska Corp.†	59	5,677
Neogen Corp.†	445	34,163

		39,840

Vitamins & Nutrition Products – 0.0%
Calyxt, Inc.†	87	384
LifeVantage Corp.†	116	1,489
Nature’s Sunshine Products, Inc.†	75	713
USANA Health Sciences, Inc.†	98	7,956

		10,542

Water – 0.9%
American States Water Co.	311	23,910
Arch Resources, Inc., Class A	127	3,939
Artesian Resources Corp., Class A	68	2,385
California Water Service Group	411	19,264
Consolidated Water Co., Ltd.	122	1,497
Global Water Resources, Inc.	108	1,122
Middlesex Water Co.	144	9,225
PICO Holdings, Inc.†	145	1,177
SJW Group	223	13,929
York Water Co.	5,145	238,265

		314,713

Water Treatment Systems – 0.7%
Energy Recovery, Inc.†	320	2,429
Evoqua Water Technologies Corp.†	723	13,903
Pure Cycle Corp.†	25,478	230,066

		246,398

Web Hosting/Design – 0.2%
Endurance International Group Holdings, Inc.†	558	3,164
NIC, Inc.	555	12,165
Q2 Holdings, Inc.†	418	39,313

		54,642

Web Portals/ISP – 0.0%
Meet Group, Inc.†	580	3,613

Wire & Cable Products – 0.1%
Belden, Inc.	372	11,755
Encore Wire Corp.	172	8,633
Insteel Industries, Inc.	156	2,908

		23,296

Wireless Equipment – 0.1%
Anterix, Inc.†	112	4,881
CalAmp Corp.†	283	2,230
Casa Systems, Inc.†	267	1,498
InterDigital, Inc.	260	15,605
Maxar Technologies, Inc.	509	9,055
Powerfleet, Inc.†	231	1,035
Resonant, Inc.†	418	1,154
Ribbon Communications, Inc.†	575	2,530

		37,988

X-Ray Equipment – 0.0%
Varex Imaging Corp.†	317	4,970
ViewRay, Inc.†	940	2,604

		7,574

Total Common Stocks (cost $33,026,969)		34,211,587

EXCHANGE-TRADED FUNDS – 1.2%
iShares Russell 2000 ETF (cost $387,125)	3,080	453,869

Total Long-Term Investment Securities (cost $33,414,094)		34,665,456

SHORT-TERM INVESTMENT SECURITIES – 0.4%
U.S. Government Treasuries – 0.4%
0.15% due 06/17/2021(2)	$100,000	99,897
0.17% due 05/20/2021(2)	50,000	49,953

Total Short-Term Investment Securities (cost $149,795)		149,850

REPURCHASE AGREEMENTS – 2.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 07/31/2020, to be repurchased 08/03/2020 in the amount of 1,033,000 and collateralized by $991,900 of United States Treasury Notes, bearing interest at 1.75%, due 07/31/2024 and having an approximate value of $1,053,739 (cost $1,033,000)	1,033,000	1,033,000

TOTAL INVESTMENTS (cost $34,596,889)	99.3%	35,848,306
Other assets less liabilities	0.7	255,780

NET ASSETS	100.0%	$36,104,086

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2020, the aggregate value of these securities was $16,452 representing 0.1% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

CVR – Contingent Value Rights

ETF – Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
16	Long	E-Mini Russell 2000 Index	September 2020	$1,158,671	$1,182,240	$23,569

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Chemicals-Diversified	$74,872	$–	$0	$74,872
Finance-Commercial	22,390	–	195	22,585
Medical-Biomedical/Gene	2,294,486	–	637	2,295,123
Medical-Drugs	1,150,981	–	0	1,150,981
Metal-Diversified	–	–	0	0
Multimedia	6,037	–	0	6,037
Other Industries	30,661,989	–	–	30,661,989
Exchange-Traded Funds	453,869	–	–	453,869
Short-Term Investments Securities	–	149,850	–	149,850
Repurchase Agreements	–	1,033,000	–	1,033,000

Total Investments at Value	$34,664,624	$1,182,850	$832	$35,848,306

Other Financial Instruments:†
Futures Contracts	$23,569	$–	$–	$23,569

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series

NOTES TO PORTFOLIO OF INVESTMENTS – July 31, 2020 – (unaudited)

Note 1. Basis for consolidation for the AIG Commodity Strategy Cayman Fund, Ltd.

The AIG Commodity Strategy Cayman Fund, Ltd. (the “Commodity Strategy Subsidiary”), a Cayman Islands exempted company, was incorporated on October 20, 2008, and is a wholly-owned subsidiary of the Commodity Strategy Fund. The Commodity Strategy Subsidiary commenced operations on May 22, 2009 and was organized as a wholly-owned subsidiary of the Commodity Strategy Fund in order to effect certain investments on behalf of the Commodity Strategy Fund consistent with the investment objectives and policies in the Commodity Strategy Fund’s prospectus and statement of additional information. With respect to its investments, the Commodity Strategy Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Commodity Strategy Fund; however, the Commodity Strategy Subsidiary (unlike the Commodity Strategy Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments that may otherwise be limited if purchased by the Commodity Strategy Fund due to federal tax requirements relating to qualifying income. The Commodity Strategy Fund and Commodity Strategy Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investment in certain securities that may involve leverage, the Commodity Strategy Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Commodity Strategy Fund. The Commodity Strategy Fund may invest up to 25% of its assets in the Commodity Strategy Subsidiary. As of July 31, 2020, net assets of the Commodity Strategy Fund were $25,044,590 of which approximately $5,302,032, or approximately 21.2% represented the Commodity Strategy Fund’s ownership of all issued shares and voting rights of the Commodity Strategy Subsidiary.

Note 2. Security Valuation:

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 - Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of July 31, 2020 is reported on a schedule at the end of each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1.

Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Futures: During the period, the Commodity Strategy Fund entered into futures transactions for investment purposes in order to provide exposure to commodities. The Small-Cap Fund entered into futures transactions for investment purposes in order to provide exposure to U.S. and non-U.S. equity markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty credit risk to a Fund since exchange-traded futures contracts are centrally cleared.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Forward Foreign Currency Contracts: During the period, the Income Explorer Fund used forward contracts to attempt to protect securities against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

For federal income tax purposes, the Income Explorer Fund has made an election to treat gains and losses from forward foreign currency contracts as capital gains and losses.

Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Options: During the period, the Commodity Strategy Fund used options contracts to provide exposure to commodities.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to the Funds of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Fund and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).

Total Return Swaps: During the period, the Commodity Strategy Fund used total return swaps for investment purposes in order to provide exposure to commodities.

Total return swaps give a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

The Fund will generally enter into total return swaps only on a net basis, which means that the two payment streams are netted against each other, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a total return swap contract or periodically during its term. Total return swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to a total return swap defaults, the Fund’s risk of loss consists of the net discounted amount of payments that the Fund is contractually entitled to receive, if any.

Total return swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of the Fund’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, total return swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Fund may suffer a loss.

Risks of Commodity-Linked Derivatives: Commodity-linked derivatives are derivative instruments, the value of which is primarily linked to the price movement of a commodity, commodity index or commodity futures or option contract. The commodity-linked derivative instruments in which certain of the Funds invest have substantial risks, including risk of loss of a significant portion of their principal value. Commodity-linked derivative instruments may be more volatile and less liquid than the underlying instruments and their value will be affected by the performance of the commodity markets, as well as economic and other regulatory or political developments, overall market movements and other factors. Typically, the return of the commodity-linked swaps will be based on some multiple of the performance of an index. The multiple (or leverage) will magnify the positive and negative return the Fund earns from these swaps as compared to the index.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements.

Note 3. Repurchase Agreements:

As of July 31, 2020, the following Fund held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	0.63%	$440,000
Commodity Strategy Subsidiary	0.78	545,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated July 31, 2020, bearing interest at a rate of 0.07% per annum, with a principal amount of $70,000,000, a repurchase price of $70,000,408, and a maturity date of August 3, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.25%	07/31/2025	$71,365,000	$71,437,964

As of July 31, 2020, the following Funds held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	0.62%	$310,000
Commodity Strategy Subsidiary	0.77	385,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated July 31, 2020, bearing interest at a rate of 0.07% per annum, with a principal amount of $50,000,000, a repurchase price of $50,000,292, and a maturity date of August 3, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.00%	11/15/2044	$36,397,000	$50,982,504

As of July 31, 2020, the following Funds held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	0.62%	$280,000
Commodity Strategy Subsidiary	0.78	350,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated July 31, 2020, bearing interest at a rate of 0.07% per annum, with a principal amount of 45,000,000, a repurchase price of $45,000,263, and a maturity date of August 3, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.50%	09/30/2024	$43,314,700	$45,884,902

As of July 31, 2020, the following Funds held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	0.63%	$440,000
Commodity Strategy Subsidiary	0.78	545,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated July 31, 2020, bearing interest at a rate of 0.06% per annum, with a principal amount of $70,000,000, a repurchase price of $70,000,350 and a maturity date of August 3, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.50%	01/31/2025	$64,780,000	$71,431,942

As of July 31, 2020, the following Funds held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	0.64%	$470,000
Commodity Strategy Subsidiary	0.78	575,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated July 31, 2020, bearing interest at a rate of 0.06% per annum, with a principal amount of $73,255,000, a repurchase price of $73,255,366, and a maturity date of August 3, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.75%	06/30/2024	$70,355,000	$74,771,306

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Specialty Series’s Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.